UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  811-04451

Name of Fund:  Legg Mason Tax-Free Income Fund

Address of Principal Executive Offices:  100 Light Street, Baltimore, MD  21202

Name and address of agent for service:
         Richard M. Wachterman, Esq.
         Legg Mason Wood Walker, Incorporated
         100 Light Street
         Baltimore, MD 21202.

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  March 31, 2004

Date of reporting period:  March 31, 2004

Item 1 - Report to Shareholders

                                                   ANNUAL REPORT TO SHAREHOLDERS

TO OUR SHAREHOLDERS,

  We are pleased to provide you with the annual report for the Legg Mason Tax-Free Income Fund ("Trust") for the year ended March 31, 2004. This report includes financial information for the three series of the Trust: the Maryland Tax-Free Income Fund, Pennsylvania Tax-Free Income Fund and Tax-Free Intermediate-Term Income Fund.

  The following table summarizes key statistics for each Fund, as of March 31, 2004:

                                                   Average         Net Asset
                                                  Weighted           Value
                              SEC Yield(A)        Maturity         Per Share
----------------------------------------------------------------------------
Maryland Tax-Free               3.23%            12.72 Years        $16.77
Pennsylvania Tax-Free           3.17%            12.09 Years         16.95
Tax-Free Intermediate           2.24%             7.54 Years         16.27

  For the year ended March 31, 2004, total returns for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate were 5.06%, 5.08%, and 3.95%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The initial sales charge for each Fund is being waived indefinitely, and no initial sales charges are reflected in these total return calculations.) Of course, past performance does not guarantee future results.

  The Funds purchase only securities which have received investment grade ratings from Moody's Investors Service or Standard & Poor's or which are judged by their investment adviser to be of comparable quality. Moody's ratings(B) of securities currently owned by the Funds are:

                                     Maryland   Pennsylvania     Tax-Free
                                     Tax-Free     Tax-Free     Intermediate
---------------------------------------------------------------------------
Aaa                                   34.97%       67.41%         50.70%
Aa                                    28.96%       24.04%         18.46%
A                                     14.42%          --           2.81%
Baa                                   13.32%          --           9.06%
Short-term securities                  8.33%        8.55%         18.97%

---------------

(A) SEC yields reported are for the 30 days ended March 31, 2004. If no fees had been waived by the Adviser, the 30-day SEC yields for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate would have been 3.00%, 2.87%, and 1.89%, respectively.

(B) S&P ratings for any security not rated by Moody's.

2  ANNUAL REPORT TO SHAREHOLDERS

  PricewaterhouseCoopers LLP, independent auditors for the Funds, has completed its annual examination, and audited financial statements for the fiscal year ended March 31, 2004, are included in this report.

  Many Primary Class shareholders invest regularly in Funds' the shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

                                                Sincerely,

                                                /S/ MARK R. FETTING

                                                Mark R. Fetting
                                                President

April 30, 2004

                                                 ANNUAL REPORT TO SHAREHOLDERS 3

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

  Average annual total returns for the Funds and their respective benchmarks for various periods ended March 31, 2004, are presented below:

                                                                     First
                                           10       5        1      Quarter
                                         Years    Years     Year     2004
---------------------------------------------------------------------------
Maryland Tax-Free                        +5.86%   +5.21%   +5.06%   +1.35%
Pennsylvania Tax-Free                    +5.92%   +5.16%   +5.08%   +1.24%
Lehman Municipal Bond Index(A)           +6.81%   +6.00%   +5.86%   +1.73%

Tax-Free Intermediate                    +5.15%   +4.77%   +3.95%   +1.04%
Lehman 7-Year Municipal Bond Index(B)    +6.40%   +6.01%   +5.60%   +1.31%

    The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

  Firming employment conditions combined with improving manufacturing activity to push interest rates higher in late March 2004, undoing a winter rally that saw yields approach their June 2003 lows. As of March 31, five- and ten-year Aaa-rated municipals yielded 2.35% and 3.43%, respectively. While these levels are similar to those seen at the end of the 2003 calendar year, extreme volatility characterized the market, as conflicting economic data created price swings over the period. By March 2004, the tone of the bond market had turned decidedly bearish, as the employment picture seemed to be improving at the same time inflation worries were mounting. Speculation that the Fed would raise the Fed Funds rate from a 46-year low of 1% dominated investor behavior, creating difficult market conditions heading into April. However, in spite of the late sell-off, municipal bonds posted solid returns, as the Lehman Municipal Bond Index returned 5.86% for the year ended March 31, 2004, while the Lehman Municipal 7-Year Index returned 5.60% for the same period.

  The Maryland Tax-Free Income Trust returned 5.06% for the year ended March 31, 2004. The average maturity of Maryland Tax-Free stood at 12.7 years at the fiscal year end. The Pennsylvania Tax-Free Income Trust returned 5.08% for the twelve months ended

---------------

(A) A total return performance benchmark for the long-term investment grade tax-exempt bond market. It is not possible to invest in an index.

(B) A total return performance benchmark for investment grade tax-exempt bonds with maturities ranging from six to eight years.

4  ANNUAL REPORT TO SHAREHOLDERS

March 31, 2004. The average maturity of Pennsylvania Tax-Free was 12.1 years at the fiscal year end. The Tax-Free Intermediate-Term Income Trust returned 3.95% for the twelve months ended March 31, 2004. The average maturity of Tax-Free Intermediate stood at 7.5 years at the fiscal year end. Over the last year, our focus on investment in bonds of relatively high credit quality has hurt performance, as the Funds have not participated in the higher stream of income that lower quality bonds generally provide. Particularly in Pennsylvania Tax-Free and Tax-Free Intermediate, we were underweight higher yielding sectors such as hospitals and airports. Given the difficult operating environments facing issuers in these sectors, we felt prevailing credit spreads over higher rated securities were not sufficient on a risk-adjusted basis.

  However, spreads continued to compress over the period, generating above market returns in these sectors, which hindered performance in the two funds. Due to increased issuance in the Maryland hospital sector, Maryland Tax-Free was able to find opportunities in some lower rated issues, contributing positively to performance over the period. Finally, all three funds benefited from an underweight in housing bonds, which was the worst performing revenue sector over the past twelve months.

  With regards to portfolio structure, we have been somewhat surprised by the persistence of the low interest rate environment and had thought that fiscal and monetary stimulus would have fostered a more robust economic recovery and employment growth sooner. Therefore, we had positioned the Funds' investments with an expectation of rising rather than falling interest rates, primarily by building cash positions in excess of 20% of assets in Tax-Free Intermediate, and nearly 10% in Maryland and Pennsylvania Tax-Free. While these actions were premature given the positive performance of the bond market over the past twelve months, we did offset much of the cash drag by positioning Maryland and Pennsylvania Tax-Free in longer maturities as well, creating a barbell structure that benefited from a steep yield curve which flattened over the year. Given Tax-Free Intermediate's average maturity limitation of ten years, we could not employ this strategy in the same manner, which had a negative impact on performance.

Jane E. Trust, CFA
R. Scott Pierce, CFA

April 26, 2004

                                                 ANNUAL REPORT TO SHAREHOLDERS 5

LEGG MASON TAX-FREE INCOME FUND

SECTOR DIVERSIFICATION
March 31, 2004 (Unaudited)
(Amounts in Thousands)

                                   Maryland              Pennsylvania             Tax-Free
                                   Tax-Free                Tax-Free          Intermediate-Term
                                 Income Trust            Income Trust           Income Trust
                             ---------------------   --------------------   --------------------
                                % of       Market       % of      Market       % of      Market
                             Net Assets    Value     Net Assets    Value    Net Assets    Value
------------------------------------------------------------------------------------------------
Education Revenue               19.4%     $ 32,887      19.8%     $15,844       7.0%     $ 5,416
Escrowed                         1.7         2,889       5.7        4,548       1.6        1,232
General Obligation -- Local     13.2        22,476       9.0        7,201       5.6        4,337
General
 Obligation -- School             --            --       4.8        3,860       6.0        4,612
General Obligation -- State      9.4        15,909      13.1       10,480      22.5       17,361
Health Care and Hospital
 Revenue                         7.8        13,208       6.1        4,905      10.6        8,166
Housing Revenue                  5.6         9,615        --           --       1.2          929
Lease Revenue                    3.1         5,340        --           --        --           --
Port Facilities Revenue          3.6         6,085        --           --        --           --
Pre-Refunded Bonds               3.1         5,320      11.7        9,391       1.3        1,044
Small Business
 Administration Revenue           --            --       1.3        1,039        --           --
Solid Waste Revenue              2.9         4,877        --           --       2.9        2,221
Transportation Revenue           6.4        10,867      10.0        7,987      11.3        8,679
Utility                          4.7         7,902       2.8        2,217       7.3        5,673
Water and Sewer Revenue         12.3        20,812       8.5        6,830       7.7        5,912
Short-Term Investments           7.6        12,970       7.3        5,850      19.7       15,230
Other Assets Less
 Liabilities                    (0.8)       (1,416)     (0.1)         (95)     (4.7)      (3,658)
                               -----      --------     -----      -------     -----      -------
                               100.0%     $169,741     100.0%     $80,057     100.0%     $77,154
                               =====      ========     =====      =======     =====      =======

              ---------------------------------------------------

INVESTMENT ABBREVIATIONS:

AMBAC  AMBAC Indemnity Corporation
AMT    Alternative Minimum Tax
FGIC   Financial Guaranty Insurance Company
FSA    Financial Security Assurance
GO     General Obligation
IDA    Industrial Development Authority
MBIA   Municipal Bond Insurance Association
PCR    Pollution Control Revenue
VRDN   Variable Rate Demand Note

6  ANNUAL REPORT TO SHAREHOLDERS

PERFORMANCE INFORMATION

MARYLAND TAX-FREE INCOME TRUST

  The following graphs compare the Fund's total returns against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after subtracting the Fund's maximum sales charge and after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

  Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a Fund's return, so that they differ from actual year-to-year results.

 The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

                                                 ANNUAL REPORT TO SHAREHOLDERS 7

GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS
(Includes maximum sales charge of 2.75%)
(GLOBAL INCOME TRUST GRAPH)

                                                               MARYLAND TAX-FREE INCOME TRUST     LEHMAN MUNICIPAL BOND INDEX
                                                               ------------------------------     ---------------------------
3/31/94                                                                    9727.00                           10000.00
                                                                           9813.00                           10110.00
                                                                           9880.00                           10180.00
                                                                           9808.00                           10034.00
3/31/95                                                                   10370.00                           10743.00
                                                                          10600.00                           11002.00
                                                                          10860.00                           11318.00
                                                                          11260.00                           11785.00
3/31/96                                                                   11106.00                           11644.00
                                                                          11190.00                           11733.00
                                                                          11428.00                           12001.00
                                                                          11664.00                           12307.00
3/31/97                                                                   11632.00                           12278.00
                                                                          11958.00                           12701.00
                                                                          12265.00                           13084.00
                                                                          12561.00                           13439.00
3/31/98                                                                   12675.00                           13593.00
                                                                          12844.00                           13800.00
                                                                          13204.00                           14224.00
                                                                          13263.00                           14309.00
3/31/99                                                                   13329.00                           14436.00
                                                                          13089.00                           14181.00
                                                                          12950.00                           14125.00
                                                                          12818.00                           14015.00
3/31/00                                                                   13224.00                           14425.00
                                                                          13368.00                           14643.00
                                                                          13649.00                           14997.00
                                                                          14287.00                           15653.00
3/31/01                                                                   14547.00                           16000.00
                                                                          14634.00                           16104.00
                                                                          14994.00                           16556.00
                                                                          14902.00                           16455.00
3/31/02                                                                   14978.00                           16610.00
                                                                          15478.00                           17218.00
                                                                          16160.00                           18035.00
                                                                          16146.00                           18035.00
3/31/03                                                                   16356.00                           18252.00
                                                                          16763.00                           18723.00
                                                                          16778.00                           18738.00
                                                                          16955.00                           18994.00
3/31/04                                                                   17184.00                           19322.00

                                   Cumulative     Average Annual
                                  Total Return*   Total Return*
                    One Year          +2.17%          +2.17%
                    Five Years       +25.41%          +4.63%
                    Ten Years        +71.84%          +5.56%
                    * Includes maximum sales charge of 2.75%.

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

8  ANNUAL REPORT TO SHAREHOLDERS

GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS
(Excludes maximum sales charge of 2.75%)
(GLOBAL INCOME GRAPH)

                                                               MARYLAND TAX-FREE INCOME TRUST     LEHMAN MUNICIPAL BOND INDEX(A)
                                                               ------------------------------     ---------------------------
11/3/97                                                                   10000.00                           10000.00
                                                                          10220.00                           10206.00
3/31/98                                                                   10313.00                           10323.00
                                                                          10450.00                           10480.00
                                                                          10743.00                           10802.00
                                                                          10791.00                           10867.00
3/31/99                                                                   10844.00                           10963.00
                                                                          10649.00                           10770.00
                                                                          10536.00                           10727.00
                                                                          10429.00                           10643.00
3/31/00                                                                   10759.00                           10954.00
                                                                          10877.00                           11120.00
                                                                          11105.00                           11389.00
                                                                          11624.00                           11887.00
3/31/01                                                                   11836.00                           12151.00
                                                                          11906.00                           12230.00
                                                                          12199.00                           12573.00
                                                                          12125.00                           12496.00
3/31/02                                                                   12186.00                           12614.00
                                                                          12593.00                           13076.00
                                                                          13148.00                           13696.00
                                                                          13136.00                           13696.00
3/31/03                                                                   13308.00                           13861.00
                                                                          13639.00                           14219.00
                                                                          13651.00                           14230.00
                                                                          13795.00                           14424.00
3/31/04                                                                   13981.00                           14674.00

                                     Cumulative     Average Annual
                                    Total Return*   Total Return*
                   One Year             +5.06%          +5.06%
                   Five Years          +28.93%          +5.21%
                   Since
                   11/3/97(+)          +39.81%          +5.37%
                   * Excludes maximum sales charge of 2.75%.
                   + Sales charges have been waived since November
                     3, 1997.

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(A) Index returns are for periods beginning October 31, 1997.

                                                 ANNUAL REPORT TO SHAREHOLDERS 9

STATEMENT OF NET ASSETS

MARYLAND TAX-FREE INCOME TRUST
March 31, 2004
(Amounts in Thousands)

                                                 Maturity
                                         Rate      Date      Par       Value
------------------------------------------------------------------------------
Municipal Bonds -- 93.2%
Maryland -- 93.2%
  Anne Arundel County, Maryland,
    Consolidated General Improvement
    Bonds, Series 1996                  5.000%    9/1/16    $1,000    $  1,078
  Anne Arundel County, Maryland, GO
    Bonds, Consolidated General
    Improvements, Series 1999           6.500%   5/15/06     1,000       1,105
  Anne Arundel County, Maryland, PCR
    Refunding Bonds (Baltimore Gas
    and Electric Company Project),
    Series 1994                         6.000%    4/1/24     4,500       4,596
  Baltimore County, Maryland, GO
    Bonds, Consolidated Public
    Improvement Bonds, 1998 Series      4.750%    7/1/18     3,150       3,499
  Carroll County, Maryland, GO
    Bonds, County Commissioners of
    Carroll County, Consolidated
    Public Improvement Bonds of 1995
    (Pre-refunded 11/1/05)              5.375%   11/1/25     1,000       1,074(A)
  City of Annapolis, Maryland,
    Economic Development Revenue and
    Revenue Refunding Bonds (St.
    John's College Facility)
      1998 Series                       5.500%   10/1/18     1,000       1,048
      1998 Series                       5.500%   10/1/23     2,000       2,088
  City of Baltimore, Maryland (Mayor
    and City Council of Baltimore),
    GO Bonds, Consolidated Public
    Improvement Refunding Bonds of
    1993, Series D (AMBAC insured)      6.000%   10/15/06    1,140       1,267
  City of Baltimore, Maryland (Mayor
    and City Council of Baltimore),
    Project and Refunding Revenue
    Bonds (Wastewater Projects)
    (FGIC insured)
      Series 1996-A                     5.000%    7/1/22     1,550       1,686
      Series 1996-A (Pre-refunded
         7/1/09)                        5.500%    7/1/26     1,000       1,147(A)

10  ANNUAL REPORT TO SHAREHOLDERS

MARYLAND TAX-FREE INCOME TRUST -- CONTINUED


                                                 Maturity
                                         Rate      Date      Par       Value
------------------------------------------------------------------------------
  City of Baltimore, Maryland (Mayor
    and City Council of Baltimore),
    Project and Refunding Revenue
    Bonds (Water Projects) (FGIC
    insured)
      Series 1994-A                     5.000%    7/1/24    $3,710    $  3,960
      Series 1994-A                     5.000%    7/1/24     1,890       2,038
  Community Development
    Administration,
    Department of Housing and
    Community Development, State of
    Maryland, Multi-Family Housing
    Revenue Bonds (Insured Mortgage
    Loans)
      2001 Series B AMT                 5.100%   5/15/16     1,785       1,909
      1995 Series B                     5.800%   5/15/26     1,500       1,543
  Community Development
    Administration, Maryland
    Department of Housing and
    Community Development,
    Residential Revenue Bonds
      2001 Series H AMT                 5.200%    9/1/22     1,790       1,872
      2001 Series B AMT                 5.375%    9/1/22       310         326
      2000 Series H AMT                 5.700%    9/1/22     1,780       1,870
      1999 Series D AMT                 5.375%    9/1/24     2,000       2,095
  Department of Transportation of
    Maryland, Consolidated
    Transportation Bonds
      Series 1998                       5.000%    9/1/04     2,000       2,033
      Series 2002                       5.500%    2/1/15     3,000       3,510
  Frederick County, Maryland, GO
    Bonds, Public Facilities
    Refunding Bonds of 1998, Series
    A                                   5.000%    7/1/15     1,000       1,127
  Harford County, Maryland,
    Consolidated Public Improvement
    Bonds, Series 1996 (Pre-refunded
    3/1/06)                             5.000%    3/1/12       315         342(A)
  Howard County, Maryland, GO Bonds,
    Metropolitan District Refunding
    Bonds, 1991 Series B                0.000%   8/15/07     1,000         932(B)

                                                ANNUAL REPORT TO SHAREHOLDERS 11

                                                 Maturity
                                         Rate      Date      Par       Value
------------------------------------------------------------------------------
  IDA of Prince George's County,
    Maryland Subordinated Lease
    Revenue Bonds (Upper Marlboro
    Justice Center Expansion
    Project) (MBIA insured)
      Series 2003B                      5.125%   6/30/15    $3,340    $  3,735
      Series 2003B                      5.000%   6/30/19     1,000       1,079
  Maryland Economic Development
    Corporation, Utility
    Infrastructure Revenue Bonds
    (University of Maryland, College
    Park Project), 2001 Series
    (AMBAC insured)                     5.375%    7/1/16     1,000       1,117
  Maryland Health and Higher
    Educational Facilities
    Authority, Refunding Revenue
    Bonds, Kennedy Krieger Issue,
    Series 1997                         5.125%    7/1/22     3,000       3,045
  Maryland Health and Higher
    Educational Facilities
    Authority, Refunding Revenue
    Bonds, MedStar Health Issue,
    Series 2004                         5.500%   8/15/25       785         797
  Maryland Health and Higher
    Educational Facilities
    Authority, Refunding Revenue
    Bonds, The Johns Hopkins
    University Issue
      Series 1998                       6.000%    7/1/08     1,000       1,154
      Series 1998                       6.000%    7/1/10       500         592
      Series 1997                       5.625%    7/1/17     1,000       1,123
      Series 1998                       5.125%    7/1/20     3,000       3,243
  Maryland Health and Higher
    Educational Facilities
    Authority, Revenue Bonds, Board
    of Child Care Issue, Series 2002    5.500%    7/1/18     1,110       1,207

12  ANNUAL REPORT TO SHAREHOLDERS

MARYLAND TAX-FREE INCOME TRUST -- CONTINUED



                                                 Maturity
                                         Rate      Date      Par       Value
------------------------------------------------------------------------------
  Maryland Health and Higher
    Educational Facilities
    Authority, Revenue Bonds,
    Carroll County General Hospital
    Issue
      Series 2002                       5.750%    7/1/22    $1,000    $  1,075
      Series 2002                       6.000%    7/1/26     2,000       2,160
      Series 2002                       5.750%    7/1/27     1,050       1,109
      Series 2002                       5.800%    7/1/32     2,000       2,112
      Series 2002                       6.000%    7/1/37     1,000       1,070
  Maryland Health and Higher
    Educational Facilities
    Authority, Revenue Bonds,
    College of Notre Dame of
    Maryland Issue, Series 1998
    (MBIA insured)                      5.300%   10/1/18       925       1,062
  Maryland Health and Higher
    Educational Facilities
    Authority, Revenue Bonds, Hebrew
    Home of Greater Washington
    Issue, Series 2002                  5.800%    1/1/32     2,250       2,371
  Maryland Health and Higher
    Educational Facilities
    Authority, Revenue Bonds, Helix
    Health Issue, Series 1997 (AMBAC
    insured)                            5.125%    7/1/11     2,000       2,269
  Maryland Health and Higher
    Educational Facilities
    Authority, Revenue Bonds, Howard
    County General Hospital Issue,
    Series 1993                         5.500%    7/1/21     2,825       2,890
  Maryland Health and Higher
    Educational Facilities
    Authority, Revenue Bonds, Johns
    Hopkins Medicine, Howard County
    General Hospital Acquisition
    Issue, Series 1998 (MBIA
    insured)                            5.000%    7/1/29     2,000       2,057
  Maryland Health and Higher
    Educational Facilities
    Authority, Revenue Bonds,
    LifeBridge Health Issue
      Series 2004A                      2.000%    7/1/05       500         503
      Series 2004A                      5.250%    7/1/18     1,640       1,761
      Series 2004A                      5.125%    7/1/34     1,000       1,017

13  ANNUAL REPORT TO SHAREHOLDERS

                                                 Maturity
                                         Rate      Date      Par       Value
------------------------------------------------------------------------------
  Maryland Health and Higher
    Educational Facilities
    Authority, Revenue Bonds, The
    Johns Hopkins Hospital Issue
      Series 2001                       5.000%   5/15/12    $1,500    $  1,646
      Series 1990                       0.000%    7/1/19     4,000       1,935(B)
  Maryland Health and Higher
    Educational Facilities
    Authority, Revenue Bonds, Union
    Hospital of Cecil County Issue,
    Series 2002                         5.500%    7/1/22       250         263
  Maryland Health and Higher
    Educational Facilities
    Authority, Revenue Bonds,
    University of Maryland Medical
    System Issue
      Series 2001                       5.750%    7/1/21     3,000       3,229
      Series 2000                       6.750%    7/1/30     1,250       1,426
      Series 2002                       6.000%    7/1/32     1,000       1,076
  Maryland IDA, Economic Development
    Revenue Bonds (National Aquarium
    in Baltimore Facility), Series
    2002B                               5.000%   11/1/19       500         527
  Maryland IDA, Refunding Revenue
    Bonds (American Center for
    Physics Headquarters Facility),
    Series 2001                         5.250%   12/15/15      320         357
  Maryland Transportation Authority,
    Transportation Facilities
    Projects, Revenue Bonds, Series
    1992                                5.750%    7/1/15     5,250       5,324
  Mayor and City Council of
    Baltimore (City of Baltimore,
    Maryland), GO Bonds,
    Consolidated Public Improvement
    Refunding Bonds of 1995 (FGIC
    insured)
      Series A                          0.000%   10/15/11      940         637(B)
      Series A (Pre-refunded
         10/15/05)                      0.000%   10/15/11    1,060         722(A,B)

14 ANNUAL REPORT TO SHAREHOLDERS

MARYLAND TAX-FREE INCOME TRUST -- CONTINUED



                                                 Maturity
                                         Rate      Date      Par       Value
------------------------------------------------------------------------------
  Mayor and City Council of
    Baltimore, Port Facilities
    Revenue Bonds (Consolidation
    Coal Sales Company Project)
      Series 1984A                      6.500%   10/1/11    $5,000    $  5,071
      Series 1984B                      6.500%   10/1/11     1,000       1,014
  Montgomery County, Maryland, BANS,
    Series 2002                         0.950%    4/8/04     2,700       2,700
  Montgomery County, Maryland, GO
    Bonds, Consolidated Public
    Improvement
      Refunding Bonds of 2001,
         Series A                       4.000%   10/1/04     1,025       1,040
      Refunding Bonds of 1999,
         Series A                       5.000%    5/1/18     3,000       3,237
      Refunding Bonds of 1992,
         Series A                       5.800%    7/1/07     4,000       4,510
      Refunding Bonds of 1992,
         Series A                       0.000%    7/1/10     3,000       2,472(B)
  Montgomery County, Maryland, PCR
    Refunding Bonds (Potomac
    Electric Project), 1994 Series      5.375%   2/15/24     1,000       1,019
  Northeast Maryland Waste Disposal
    Authority, Solid Waste Refunding
    Revenue Bonds (Montgomery County
    Solid Waste Disposal System),
    Series 2003 AMT (AMBAC insured)     5.500%    4/1/16     3,425       3,780
  Northeast Maryland Waste Disposal
    Authority, Solid Waste Revenue
    Bonds, Montgomery County
    Resource Recovery Project,
    Series 1993A AMT                    6.000%    7/1/07     1,000       1,097
  Prince George's County, Maryland,
    GO Bonds, Consolidated Public
    Improvement Bonds, Series 1999
    (FSA insured)                       5.500%   10/1/13     4,500       5,161
  Prince George's County, Maryland,
    PCR Refunding Bonds (Potomac
    Electric Project), 1993 Series      6.375%   1/15/23     2,250       2,288

                                                ANNUAL REPORT TO SHAREHOLDERS 15



                                                 Maturity
                                         Rate      Date      Par       Value
------------------------------------------------------------------------------
  State of Maryland, GO Bonds, State
    and
    Local Facilities
      Loan of 1994, Second Series
      (Pre-
        refunded 6/1/04)                5.400%    6/1/07    $2,000    $  2,035(A)
      Loan of 2000, First Series        5.500%    8/1/10     2,000       2,325
      Loan of 2001, First Series        5.500%    3/1/15     5,000       5,886
  The Maryland-National Capital Park
    and Planning Commission, Prince
    George's County, Maryland, Park
    Acquisition and Development GO
    Bonds, Series Z-2                   5.125%    5/1/21     1,310       1,410
  University of Maryland System
    Auxiliary Facility and Tuition
    Revenue Bonds, 1997 Series A        5.125%    4/1/17     2,000       2,180
  Washington Suburban Sanitary
    District, Maryland, Water Supply
    Bonds of 1994                       5.500%    6/1/13     1,000       1,027
  Washington Suburban Sanitary
    District, Maryland (Montgomery
    and Prince George's Counties)
      Water Supply Refunding Bonds
         1997                           5.250%    6/1/16     1,650       1,897
      Water Supply Refunding Bonds
         1997                           5.750%    6/1/17     2,000       2,399
      Water Supply Refunding Bonds
         1997                           6.000%    6/1/18     2,705       3,312
      Water Supply Refunding Bonds
         1997                           6.000%    6/1/19     3,665       4,492
                                                                      --------
Total Municipal Bonds (Identified Cost -- $145,588)                    158,187
------------------------------------------------------------------------------
Variable Rate Demand Obligations -- 7.6%
Kentucky -- 0.6%
  Kentucky Economic Development
    Finance Authority, Hospital
    Revenue Bonds (Baptist
    Healthcare System Obligated
    Group), Series 1999C VRDN           1.120%    4/1/04     1,000       1,000(C)
                                                                      --------

16  ANNUAL REPORT TO SHAREHOLDERS

                                                 Maturity
                                         Rate      Date      Par       Value
------------------------------------------------------------------------------
Maryland -- 5.4%
  Baltimore County, Maryland,
    Revenue Bonds (Oak Crest Village
    Inc. Project), Series 1999A VRDN    1.010%    4/1/04    $1,970    $  1,970(C)
  Maryland Health and Higher
    Educational Facilities Authority
    (Pooled Loan Program Issue),
    Series 1985A VRDN                   1.020%    4/7/04     6,000       6,000(C)
  Maryland State Industrial
    Development Financing Authority,
    Revenue Bonds (National Aquarium
    in Baltimore Facility), Series
    2002A VRDN                          1.020%    4/7/04     1,300       1,300(C)
                                                                      --------
                                                                         9,270
                                                                      --------
Mississippi -- 0.4%
  Jackson County, Mississippi, Port
    Facility Refunding Revenue Bonds
    (Chevron U.S.A. Inc. Project),
    Series 1993 VRDN                    1.120%    4/1/04       600         600(C)
                                                                      --------
Texas -- 0.6%
  Southwest Higher Education
    Authority Incorporated (Southern
    Methodist University Project),
    Higher Education Revenue Bonds,
    Refunding Series 1985 VRDN          1.120%    4/1/04     1,000       1,000(C)
                                                                      --------
Wyoming -- 0.6%
  Lincoln County, Wyoming, PCR Bonds
    (Exxon Project)
      Series 1985 VRDN                  1.050%    4/1/04       100         100(C)
      Series 1985B VRDN                 0.960%    4/1/04     1,000       1,000(C)
                                                                      --------
                                                                         1,100
                                                                      --------
Total Variable Rate Demand Obligations (Identified Cost --$12,970)      12,970
------------------------------------------------------------------------------
Total Investments -- 100.8% (Identified Cost -- $158,558)              171,157
Other Assets Less Liabilities -- (0.8)%                                 (1,416)
                                                                      --------

NET ASSETS -- 100.0%                                                  $169,741
                                                                      ========

                                                ANNUAL REPORT TO SHAREHOLDERS 17


                                                   ANNUAL REPORT TO SHAREHOLDERS


------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in capital
  applicable to
  10,119 Primary Class shares
    outstanding                                                       $156,405
Under/(over) distributed net investment income                              99
Accumulated net realized gain/(loss) on
  investments                                                              638
Unrealized appreciation/(depreciation) of
  investments                                                           12,599
                                                                      --------
NET ASSETS                                                            $169,741
                                                                      ========
NET ASSET VALUE AND REDEMPTION PRICE PER
  SHARE:(D)                                                             $16.77
                                                                      ========
------------------------------------------------------------------------------

(A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.

(B) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(C) The rate shown is the rate as of March 31, 2004, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

(D) Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share at March 31, 2004, would have been $17.24.

A Guide to Investment Abbreviations is included in the Sector Diversification section of this report.

See notes to financial statements.

18  ANNUAL REPORT TO SHAREHOLDERS


STATEMENT OF OPERATIONS

MARYLAND TAX-FREE INCOME TRUST
For the Year Ended March 31, 2004
(Amounts in Thousands)

--------------------------------------------------------------------------
Investment Income:
  Interest                                                          $8,014
Expenses:
  Investment management fee                              $  929
  Distribution and service fees                             422
  Audit and legal fees                                       41
  Custodian fees                                             97
  Registration fees                                           7
  Reports to shareholders                                    26
  Transfer agent and shareholder servicing expense           50
  Trustees' fees and expenses                                13
  Other expenses                                             10
                                                         ------
                                                          1,595
    Less: Fees waived                                      (413)
         Compensating balance credits                      N.M.
                                                         ------
      Total expenses, net of waivers and compensating
         balance credits                                             1,182
                                                                    ------
NET INVESTMENT INCOME                                                6,832
Net Realized and Unrealized Gain/(Loss) on
  Investments:
  Realized gain/(loss) on investments                     1,123
  Change in unrealized appreciation/(depreciation) of
    investments                                             282
                                                         ------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS               1,405
--------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                      $8,237
--------------------------------------------------------------------------

N.M. --  Not meaningful.

See notes to financial statements.

                                                ANNUAL REPORT TO SHAREHOLDERS 19


STATEMENT OF CHANGES IN NET ASSETS

MARYLAND TAX-FREE INCOME TRUST
(Amounts in Thousands)

                                                     Years Ended
                                          ---------------------------------
                                             3/31/04             3/31/03
---------------------------------------------------------------------------
Change in Net Assets:
Net investment income                       $  6,832            $  7,074
Net realized gain/(loss) on investments        1,123                  48
Change in unrealized appreciation/
  (depreciation) of investments                  282               7,352
---------------------------------------------------------------------------
Change in net assets resulting from
  operations                                   8,237              14,474
Distributions to shareholders:
  From net investment income                  (6,929)             (7,074)
Change in net assets from Fund share
  transactions                                   809               2,955
---------------------------------------------------------------------------
Change in net assets                           2,117              10,355
Net Assets:
Beginning of year                            167,624             157,269
---------------------------------------------------------------------------
End of year                                 $169,741            $167,624
---------------------------------------------------------------------------
Undistributed net investment income         $     99            $    196
---------------------------------------------------------------------------

See notes to financial statements.

20  ANNUAL REPORT TO SHAREHOLDERS

FINANCIAL HIGHLIGHTS

MARYLAND TAX-FREE INCOME TRUST

  Contained below is per share operating performance data for a Primary Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

                                                Years Ended March 31,
                                 ----------------------------------------------------
                                   2004       2003       2002       2001       2000
-------------------------------------------------------------------------------------
Net asset value, beginning of
  year                             $16.63     $15.89     $16.15     $15.42     $16.39
                                 ----------------------------------------------------
Investment operations:
  Net investment income               .68(A)     .70(A)     .75(A)     .77(A)     .77(A)
  Net realized and unrealized
    gain/(loss) on investments        .15        .74       (.28)       .73       (.91)
                                 ----------------------------------------------------
  Total from investment
    operations                        .83       1.44        .47       1.50       (.14)
                                 ----------------------------------------------------
Distributions:
  Net investment income              (.69)      (.70)      (.73)      (.77)      (.77)
  Net realized gain on
    investments                        --         --         --         --       (.06)
                                 ----------------------------------------------------
  Total distributions                (.69)      (.70)      (.73)      (.77)      (.83)
                                 ----------------------------------------------------
Net asset value, end of year       $16.77     $16.63     $15.89     $16.15     $15.42
                                 ====================================================
Ratios/supplemental data:
  Total return(B)                    5.06%      9.20%      2.96%     10.01%      (.79)%
  Total expenses to average net
    assets(C)                         .70%(A)    .70%(A)    .70%(A)    .70%(A)     .70%(A)
  Net expenses to average net
    assets(D)                         .70%(A)    .70%(A)    .70%(A)    .70%(A)     .70%(A)
  Net investment income to
    average net assets               4.05%(A)   4.27%(A)   4.53%(A)   4.93%(A)    4.94%(A)
  Portfolio turnover rate             7.5%      18.4%      16.4%       9.3%       23.0%
Net assets, end of year (in
  thousands)                     $169,741   $167,624   $157,269   $153,229    $141,953
-------------------------------------------------------------------------------------

(A) Net of fees waived by LMFA in excess of voluntary expense limitations of 0.70% through August 1, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2004, 0.95%; 2003, 0.94%; 2002,
    0.93%; 2001, 0.93%; 2000, 0.96%.

(B) Excluding sales charge. Sales charges have been waived since November 3, 1997.

(C) This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described above.

(D) This ratio reflects expenses net of compensating balance credits and the voluntary expense waivers described above.

See notes to financial statements.

                                                ANNUAL REPORT TO SHAREHOLDERS 21


PERFORMANCE INFORMATION

PENNSYLVANIA TAX-FREE INCOME TRUST

  The following graphs compare the Fund's total returns against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after subtracting the Fund's maximum sale charge and after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

  Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a Fund's return, so that they differ from actual year-to-year results.

 The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

22  ANNUAL REPORT TO SHAREHOLDERS


ANNUAL REPORT TO SHAREHOLDERS

 GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS
 (Includes maximum sales charge of 2.75%)
 [GLOBAL INCOME TRUST GRAPH]

                                                            PENNSYLVANIA TAX-FREE INCOME TRUST     LEHMAN MUNICIPAL BOND INDEX
                                                            ----------------------------------     ---------------------------
3/31/94                                                                   9723.00                            10000.00
                                                                          9803.00                            10110.00
                                                                          9859.00                            10180.00
                                                                          9794.00                            10034.00
3/31/95                                                                  10407.00                            10743.00
                                                                         10638.00                            11002.00
                                                                         10862.00                            11318.00
                                                                         11287.00                            11785.00
3/31/96                                                                  11084.00                            11644.00
                                                                         11180.00                            11733.00
                                                                         11432.00                            12001.00
                                                                         11659.00                            12307.00
3/31/97                                                                  11596.00                            12278.00
                                                                         11967.00                            12701.00
                                                                         12299.00                            13084.00
                                                                         12602.00                            13439.00
3/31/98                                                                  12732.00                            13593.00
                                                                         12913.00                            13800.00
                                                                         13270.00                            14224.00
                                                                         13328.00                            14309.00
3/31/99                                                                  13437.00                            14436.00
                                                                         13211.00                            14181.00
                                                                         13043.00                            14125.00
                                                                         12889.00                            14015.00
3/31/00                                                                  13324.00                            14425.00
                                                                         13490.00                            14643.00
                                                                         13751.00                            14997.00
                                                                         14440.00                            15653.00
3/31/01                                                                  14664.00                            16000.00
                                                                         14741.00                            16104.00
                                                                         15073.00                            16556.00
                                                                         14962.00                            16455.00
3/31/02                                                                  15052.00                            16610.00
                                                                         15534.00                            17218.00
                                                                         16296.00                            18035.00
                                                                         16267.00                            18035.00
3/31/03                                                                  16447.00                            18252.00
                                                                         16852.00                            18723.00
                                                                         16883.00                            18738.00
                                                                         17070.00                            18994.00
3/31/04                                                                  17281.00                            19322.00

                                   Cumulative     Average Annual
                                  Total Return*   Total Return*
                    One Year          +2.21%          +2.21%
                    Five Years       +25.06%          +4.57%
                    Ten Years        +72.81%          +5.62%
                    * Includes maximum sales charge of 2.75%.

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

23 ANNUAL REPORT TO SHAREHOLDERS

GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS
(Excludes maximum sales charge of 2.75%)
[GLOBAL INCOME GRAPH]

                                                            PENNSYLVANIA TAX-FREE INCOME TRUST     LEHMAN MUNICIPAL BOND INDEX(A)
                                                            ----------------------------------     ----------------------------
11/3/97                                                                  10000.00                            10000.00
                                                                         10212.00                            10206.00
3/31/98                                                                  10318.00                            10323.00
                                                                         10464.00                            10480.00
                                                                         10753.00                            10802.00
                                                                         10800.00                            10867.00
3/31/99                                                                  10888.00                            10963.00
                                                                         10705.00                            10770.00
                                                                         10569.00                            10727.00
                                                                         10445.00                            10643.00
3/31/00                                                                  10797.00                            10954.00
                                                                         10931.00                            11120.00
                                                                         11143.00                            11389.00
                                                                         11701.00                            11887.00
3/31/01                                                                  11883.00                            12151.00
                                                                         11945.00                            12230.00
                                                                         12214.00                            12573.00
                                                                         12124.00                            12496.00
3/31/02                                                                  12197.00                            12614.00
                                                                         12588.00                            13076.00
                                                                         13205.00                            13696.00
                                                                         13182.00                            13696.00
3/31/03                                                                  13328.00                            13861.00
                                                                         13656.00                            14219.00
                                                                         13681.00                            14230.00
                                                                         13833.00                            14424.00
3/31/04                                                                  14005.00                            14674.00

                                     Cumulative     Average Annual
                                    Total Return*   Total Return*
                   One Year             +5.08%          +5.08%
                   Five Years          +28.62%          +5.16%
                   Since
                   11/3/97(+)          +40.05%          +5.40%
                   * Excludes maximum sales charge of 2.75%.
                   + Sales charges have been waived since November
                     3, 1997.

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(A) Index returns are for periods beginning October 31, 1997.

                                                ANNUAL REPORT TO SHAREHOLDERS 24


STATEMENT OF NET ASSETS

PENNSYLVANIA TAX-FREE INCOME TRUST
March 31, 2004
(Amounts in Thousands)

                                                 Maturity
                                         Rate      Date       Par      Value
-----------------------------------------------------------------------------
Municipal Bonds -- 92.8%
Pennsylvania -- 92.8%
  Allegheny County Hospital
    Development Authority, Health
    Center Revenue Bonds, UPMC Health
    System (MBIA insured)
      Series 1997B                      6.000%    7/1/24    $ 1,000   $ 1,192
      Series 1997B                      6.000%    7/1/26      2,250     2,710
  Allegheny County Sanitary Authority,
    Allegheny County, Pennsylvania,
    Sewer Revenue Bonds (MBIA insured)
      Refunding Series of 2001          5.375%   12/1/17      1,000     1,119
      Series of 2000                    5.500%   12/1/30      1,000     1,092
  Athens Area School District,
    Bradford County, Pennsylvania, GO
    Bonds,
    Series of 2001 (FGIC insured)       5.500%   4/15/16      1,000     1,126
  Bethlehem Area School District,
    Northampton and Lehigh Counties,
    Pennsylvania, GO Bonds,
    Series A of 2001 (Pre-refunded
    3/15/12) (FGIC insured)             5.375%   3/15/20      2,000     2,299(A)
  Blue Mountain School District,
    Schuylkill County, Pennsylvania,
    GO Bonds,
    Series A of 2001 (Pre-refunded
    10/1/11) (FSA insured)              5.500%   10/1/18      1,660     1,929(A)
  Central Bucks School District, Bucks
    County, Pennsylvania, GO Bonds,
    Series of 2002 (FGIC insured)       5.500%   5/15/19      1,930     2,156
  City of Philadelphia, Pennsylvania,
    Gas Works Revenue Bonds
      Seventeenth Series (FSA insured)  5.375%    7/1/19      2,000     2,217
      Twelfth Series B (MBIA insured)   7.000%   5/15/20        500       634
  City of Philadelphia, Pennsylvania,
    GO Bonds, Series 2001 (FSA
    insured)                            5.250%   9/15/15      1,000     1,102
  City of Pittsburgh (Commonwealth of
    Pennsylvania), GO Bonds,
    Series A of 1997 (AMBAC insured)    5.250%    9/1/18      2,000     2,121

                                                ANNUAL REPORT TO SHAREHOLDERS 25

                                                 Maturity
                                         Rate      Date       Par      Value
-----------------------------------------------------------------------------
Commonwealth of Pennsylvania, GO Bonds
    First Series of 1994 (Pre-refunded
      5/1/04)                           5.300%    5/1/05    $   910   $927(A)
    Second Series of 1992 (FSA
      insured)                          6.250%    7/1/12      2,000     2,431
    Second Series of 1999               5.750%   10/1/14      3,000     3,477
    First Series of 2002                5.250%    2/1/15      1,790     1,997
  County of Butler (Commonwealth of
    Pennsylvania), GO Bonds,
    Series of 2003 (Pre-refunded
    7/15/13) (FGIC insured)             5.250%   7/15/23        500       574(A)
  County of Chester, Pennsylvania, GO
    Bonds
      Series of 2004                    2.000%    9/1/05      1,630     1,648
      Series of 1998                    5.000%   6/15/15      1,000     1,084
  County of Delaware, Pennsylvania, GO
    Bonds, Series of 1999               5.125%   10/1/16      2,650     2,895
  County of Westmoreland, Commonwealth
    of Pennsylvania, GO Bonds (AMBAC
    insured)
      Series of 1992                    0.000%    8/1/13      2,000     1,390(B)
      Series of 1992                    0.000%    8/1/14      2,000     1,315(B)
  Erie Sewer Authority, Erie County,
    Pennsylvania, Sewer Revenue Bonds,
    Series of 1997 (Pre-refunded
    6/1/07) (AMBAC insured)             5.625%    6/1/17      2,000     2,233(A)
  Kennett Consolidated School
    District, Chester County,
    Pennsylvania, GO Bonds, Series A
    of 2003                             5.250%   2/15/14      1,245     1,408
  Lower Merion School District,
    Montgomery County, Pennsylvania,
    GO Bonds, Series 2003               5.000%   5/15/17      2,000     2,188
  Northampton County Higher Education
    Authority, University Revenue
    Bonds,
    Series B of 1996 (Lehigh
      University)                       5.250%   11/15/21     2,500     2,688
  Northern York County School
    District, York County,
    Pennsylvania, GO Bonds,
    Series of 1999 (Pre-refunded
    5/15/04) (FSA insured)              5.250%   11/15/18     1,160     1,166(A)

26 ANNUAL REPORT TO SHAREHOLDERS

PENNSYLVANIA TAX-FREE INCOME TRUST -- CONTINUED




                                                 Maturity
                                         Rate      Date       Par      Value
-----------------------------------------------------------------------------
  Pennsylvania Convention Center
    Authority, Revenue Bonds, 1989
    Series A (FGIC insured)             6.000%    9/1/19    $ 1,000   $ 1,209
  Pennsylvania Higher Educational
    Facilities Authority (Commonwealth
    of Pennsyl-vania), Bryn Mawr
    College Revenue Bonds, Series of
    1999 (AMBAC insured)                5.125%   12/1/29      2,000     2,081
  Pennsylvania Turnpike Commission,
    Oil Franchise Tax Subordinated
    Revenue Bonds
      Series B of 1998 (AMBAC insured)  5.250%   12/1/16      1,365     1,540
      Series B of 1998 (AMBAC insured)  5.250%   12/1/16        635       705
      Series B of 2003 (MBIA insured)   5.250%   12/1/17      1,000     1,116
  Pennsylvania Turnpike Commission,
    Registration Fee Revenue Bonds
    (AMBAC insured)
      Series of 2001                    5.375%   7/15/19      1,000     1,102
      Series of 2001                    5.500%   7/15/32      1,000     1,083
  Port Authority of Allegheny County,
    Pennsylvania, Special Revenue
    Transportation Bonds
      Series of 1999 (Pre-refunded
         3/1/09) (MBIA insured)         6.375%    3/1/14      1,000     1,190(A)
      Refunding Series of 2001 (FGIC
         insured)                       5.500%    3/1/17        250       281
      Refunding Series of 2001 (FGIC
         insured)                       5.250%    3/1/20      2,000     2,160
  State Public School Building
    Authority, Commonwealth of
    Pennsylvania, School Revenue Bonds
    (School District of the City of
    York Project), Series of 2003 (FSA
    insured)                            5.000%    5/1/19      1,655     1,779
  The City of Philadelphia,
    Pennsylvania, Water and Wastewater
    Revenue Bonds
      Series 1995 (MBIA insured)        6.250%    8/1/11      2,000     2,418
      Series 2001A (FGIC insured)       5.375%   11/1/20      2,000     2,201

                                                ANNUAL REPORT TO SHAREHOLDERS 27

                                                 Maturity
                                         Rate      Date       Par      Value
-----------------------------------------------------------------------------
  The Hospitals and Higher Education
    Facilities Authority of
    Philadelphia, Hospital Revenue
    Refunding Bonds (The Children's
    Hospital of Philadelphia Project),
    Series A of 1993                    5.000%   2/15/21    $ 1,000   $ 1,003
  The Pennsylvania IDA, Economic
    Development Revenue Bonds,
    Series 2002 (AMBAC insured)         5.500%    7/1/13        900     1,039
  The Pennsylvania State University
    Bonds Refunding Series 2003         5.250%    3/1/18      1,000     1,104
    Series 2004A                        5.000%    9/1/19      1,000     1,073
  The School District of Philadelphia,
    Pennsylvania, GO Bonds
      Series A of 2000 (FSA insured)    5.750%    2/1/13        500       578
      Series B of 2002 (FGIC insured)   5.625%    8/1/15      1,700     1,930
  Wilkes-Barre Area School District,
    Luzerne County, Pennsylvania, GO
    Notes, Series A of 2003 (MBIA
    insured)                            5.250%    4/1/22      1,460     1,592
                                                                      -------
Total Municipal Bonds (Identified
  Cost -- $68,756)                                                     74,302
-----------------------------------------------------------------------------
Variable Rate Demand Obligations -- 7.3%
Pennsylvania -- 7.3%
  Geisinger Authority (Montour County,
    Pennsylvania), Health System
    Revenue Refunding Bonds, Series
    2000 VRDN                           1.120%    4/1/04        200       200(C)
  Pennsylvania Higher Educational
    Facilities Authority, Variable
    Rate Revenue Refunding Bonds
    (Carnegie Mellon University)
      Series 1995 B VRDN                1.120%    4/1/04        800       800(C)
      Series 1995 D VRDN                1.120%    4/1/04      1,500     1,500(C)
  Pennsylvania Intergovernmental
    Cooperation Authority, Special Tax
    Revenue Refunding Bonds (City of
    Philadelphia Funding Program),
    Series of 2003 VRDN                 1.030%    4/1/04      1,250     1,250(C)

28  ANNUAL REPORT TO SHAREHOLDERS

PENNSYLVANIA TAX-FREE INCOME TRUST -- CONTINUED



                                                 Maturity
                                         Rate      Date       Par      Value
-----------------------------------------------------------------------------
  The Hospitals and Higher Education
    Facilities Authority of
    Philadelphia, Hospital Revenue
    Bonds (The Children's Hospital of
    Philadelphia Project)
      Series A of 2002 VRDN             1.110%    4/1/04    $ 1,000   $ 1,000(C)
      Series B of 2002 VRDN             1.120%    4/1/04        600       600(C)
      Series D of 2002 VRDN             1.120%    4/1/04        500       500(C)
                                                                      -------
Total Variable Rate Demand Obligations (Identified Cost -- $5,850)      5,850
-----------------------------------------------------------------------------
Total Investments -- 100.1% (Identified Cost -- $74,606)               80,152
Other Assets Less
  Liabilities -- (0.1)%                                                   (95)
                                                                      -------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to
  4,722 Primary Class shares outstanding                    $74,337
Under/(over) distributed net investment income                    8
Accumulated net realized gain/(loss) on investments             166
Unrealized appreciation/(depreciation) of investments         5,546
                                                            -------
NET ASSETS -- 100.0%                                                  $80,057
                                                                      =======
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:(D)                     $16.95
                                                                      =======
-----------------------------------------------------------------------------

(A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.

(B) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(C) The rate shown is the rate as of March 31, 2004, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

(D) Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share at March 31, 2004, would have been $17.43.

A Guide to Investment Abbreviations is included in the Sector Diversification section of this report.

See notes to financial statements.

                                                ANNUAL REPORT TO SHAREHOLDERS 29

STATEMENT OF OPERATIONS

PENNSYLVANIA TAX-FREE INCOME TRUST
For the Year Ended March 31, 2004
(Amounts in Thousands)

-----------------------------------------------------------------------------
Investment Income:
  Interest                                                            $3,191
Expenses:
  Investment management fee                               $ 436
  Distribution and service fees                             198
  Audit and legal fees                                       37
  Custodian fees                                             69
  Registration fees                                           6
  Reports to shareholders                                    20
  Transfer agent and shareholder servicing expense           20
  Trustees' fees and expenses                                13
  Other expenses                                              5
                                                          -----
                                                            804
    Less: Fees waived                                      (248)
         Compensating balance credits                        (1)
                                                          -----
      Total expenses, net of waivers and compensating
         balance credits                                                 555
                                                                      ------
NET INVESTMENT INCOME                                                  2,636
Net Realized and Unrealized Gain/(Loss) on Investments:
  Realized gain/(loss) on investments                       311
  Change in unrealized appreciation/(depreciation) of
    investments                                             872
                                                          -----
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS                 1,183
-----------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                        $3,819
-----------------------------------------------------------------------------

See notes to financial statements.

30  ANNUAL REPORT TO SHAREHOLDERS

STATEMENT OF CHANGES IN NET ASSETS

PENNSYLVANIA TAX-FREE INCOME TRUST
(Amounts in Thousands)

                                                         Years Ended
                                                    ---------------------
                                                    3/31/04       3/31/03
-------------------------------------------------------------------------
Change in Net Assets:
Net investment income                               $2,636        $ 2,921
Net realized gain/(loss) on investments                311            497
Change in unrealized appreciation/ (depreciation)
  of investments                                       872          3,082
-------------------------------------------------------------------------
Change in net assets resulting from operations       3,819          6,500
Distributions to shareholders:
    From net investment income                      (2,663)        (2,925)
    From net realized gain on investments             (539)            --
Change in net assets from Fund share transactions    1,775          2,612
-------------------------------------------------------------------------
Change in net assets                                 2,392          6,187
Net Assets:
Beginning of year                                   77,665         71,478
-------------------------------------------------------------------------
End of year                                         $80,057       $77,665
-------------------------------------------------------------------------
Undistributed net investment income                 $    8        $    35
-------------------------------------------------------------------------

See notes to financial statements.

                                                ANNUAL REPORT TO SHAREHOLDERS 31

FINANCIAL HIGHLIGHTS

PENNSYLVANIA TAX-FREE INCOME TRUST

  Contained below is per share operating performance data for a Primary Class share and an Institutional Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

                                               Years Ended March 31,
                                  -----------------------------------------------
                                   2004      2003      2002      2001      2000
---------------------------------------------------------------------------------
Net asset value, beginning of
  year                             $16.79    $15.98    $16.29    $15.57    $16.53
                                  -----------------------------------------------
Investment operations:
  Net investment income               .56(A)    .65(A)    .74(A)    .80(A)    .79(A)
  Net realized and unrealized
    gain/(loss) on investments        .28       .81      (.31)      .72      (.94)
                                  -----------------------------------------------
  Total from investment
    operations                        .84      1.46       .43      1.52      (.15)
                                  -----------------------------------------------
Distributions:
  Net investment income              (.57)     (.65)     (.74)     (.80)     (.79)
  Net realized gain on
    investments                      (.11)       --        --        --      (.02)
                                  -----------------------------------------------
  Total distributions                (.68)     (.65)     (.74)     (.80)     (.81)
                                  -----------------------------------------------
Net asset value, end of year       $16.95    $16.79    $15.98    $16.29    $15.57
                                  ===============================================
Ratios/supplemental data:
  Total return(B)                    5.08%     9.27%     2.64%    10.06%     (.84)%
  Total expenses to average net
    assets(C)                         .70%(A)   .70%(A)   .70%(A)   .64%(A)   .66%(A)
  Net expenses to average net
    assets(D)                         .70%(A)   .70%(A)   .70%(A)   .64%(A)   .66%(A)
  Net investment income to
    average net assets               3.32%(A)  3.92%(A)  4.47%(A)  5.08%(A)  5.03%(A)
  Portfolio turnover rate            18.3%     21.3%     36.8%     15.5%     28.6%
Net assets, end of year (in
  thousands)                      $80,057   $77,665   $71,478   $70,059   $69,195
---------------------------------------------------------------------------------

(A) Net of fees waived by LMFA in excess of voluntary expense limitations of 0.70% through August 1, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2004, 1.01%; 2003, 0.98%; 2002,
    1.02%; 2001, 1.03%; 2000, 1.02%.

(B) Excluding sales charge. Sales charges have been waived since November 3, 1997.

(C) This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described above.

(D) This ratio reflects expenses net of compensating balance credits and the voluntary expense waivers described above.

See notes to financial statements.

32 ANNUAL REPORT TO SHAREHOLDERS


ANNUAL REPORT TO SHAREHOLDERS

FINANCIAL HIGHLIGHTS

Institutional Class:

                                                 For the        For the
                                               Period Ended    Year Ended
                                                2/26/01(E)      3/31/00
-------------------------------------------------------------------------
Net asset value, beginning of year                $15.57         $16.53
                                               --------------------------
Investment operations:
  Net investment income                              .76(F)         .82(F)
  Net realized and unrealized gain/(loss) on
    investments                                      .65           (.94)
                                               --------------------------
  Total from investment operations                  1.41           (.12)
                                               --------------------------
Distributions:
  Net investment income                             (.76)          (.82)
  Net realized gain on investments                    --           (.02)
                                               --------------------------
  Total distributions                               (.76)          (.84)
                                               --------------------------
Net asset value, end of year                      $16.22         $15.57
                                               --------------------------
Ratios/supplemental data:
  Total return(B)                                   9.29%(G)       (.62)%
  Total expenses to average net assets(C)            .45%(F,H)      .45%(F)
  Net expenses to average net assets(D)              .45%(F,H)      .45%(F)
  Net investment income to average net assets       5.27%(F,H)     5.13%(F)
  Portfolio turnover rate                           15.5%          28.6%
Net assets, end of year (in thousands)               $--            $66
-------------------------------------------------------------------------

(E) For the period April 1, 2000 to February 26, 2001 (date of liquidation of Institutional Class shares).

(F) Net of fees waived by LMFA in excess of a voluntary expense limitation of 0.45%. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been: for the period ended February 26, 2001, 0.87%; and for the year ended March 31, 2000, 0.81%.

(G) Not annualized.

(H) Annualized.

See notes to financial statements.

                                                ANNUAL REPORT TO SHAREHOLDERS 33


PERFORMANCE INFORMATION

TAX-FREE INTERMEDIATE-TERM INCOME TRUST

  The following graphs compare the Fund's total returns against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after subtracting the Fund's maximum sales charge and after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

  Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a Fund's return, so that they differ from actual year-to-year results.

 The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

34 ANNUAL REPORT TO SHAREHOLDERS

 GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS
 (Includes maximum sales charge of 2.00%)
 (GLOBAL INCOME TRUST GRAPH)

                                                                 TAX-FREE INTERMEDIATE-TERM        LEHMAN 7-YEAR MUNICIPAL BOND
                                                                        INCOME TRUST                          INDEX
                                                                 --------------------------        ----------------------------
3/31/94                                                                    9797.00                           10000.00
                                                                           9879.00                           10000.00
                                                                           9953.00                           10203.00
                                                                           9885.00                           10104.00
3/31/95                                                                   10350.00                           10635.00
                                                                          10601.00                           10937.00
                                                                          10813.00                           11250.00
                                                                          11066.00                           11533.00
3/31/96                                                                   11019.00                           11492.00
                                                                          11070.00                           11542.00
                                                                          11237.00                           11749.00
                                                                          11452.00                           12037.00
3/31/97                                                                   11428.00                           12023.00
                                                                          11700.00                           12353.00
                                                                          11928.00                           12683.00
                                                                          12149.00                           12960.00
3/31/98                                                                   12241.00                           13108.00
                                                                          12373.00                           13260.00
                                                                          12705.00                           13681.00
                                                                          12788.00                           13766.00
3/31/99                                                                   12832.00                           13883.00
                                                                          12638.00                           13647.00
                                                                          12686.00                           13759.00
                                                                          12693.00                           13746.00
3/31/00                                                                   12906.00                           13965.00
                                                                          13072.00                           14191.00
                                                                          13298.00                           14514.00
                                                                          13747.00                           14994.00
3/31/01                                                                   14005.00                           15382.00
                                                                          14109.00                           15494.00
                                                                          14433.00                           15920.00
                                                                          14338.00                           15771.00
3/31/02                                                                   14425.00                           15923.00
                                                                          14890.00                           16603.00
                                                                          15461.00                           17353.00
                                                                          15464.00                           17403.00
3/31/03                                                                   15580.00                           17605.00
                                                                          15864.00                           18072.00
                                                                          15908.00                           18169.00
                                                                          16029.00                           18351.00
3/31/04                                                                   16196.00                           18591.00

                                    Cumulative     Average Annual
                                   Total Return*   Total Return*
                    One Year           +1.86%          +1.86%
                    Five Years        +23.69%          +4.34%
                    Ten Years         +61.96%          +4.94%
                    * Includes maximum sales charge of 2.00%.

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

                                                ANNUAL REPORT TO SHAREHOLDERS 35


GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS
(Excludes maximum sales charge of 2.00%)
(GLOBAL INCOME GRAPH)

                                                                 TAX-FREE INTERMEDIATE-TERM        LEHMAN 7-YEAR MUNICIPAL BOND
                                                                        INCOME TRUST                          INDEX(A)
                                                                 --------------------------        ----------------------------
8/1/95                                                                    10000.00                           10000.00
                                                                          10106.00                           10157.00
                                                                          10342.00                           10422.00
3/31/96                                                                   10298.00                           10376.00
                                                                          10346.00                           10421.00
                                                                          10502.00                           10608.00
                                                                          10703.00                           10867.00
3/31/97                                                                   10681.00                           10855.00
                                                                          10935.00                           11153.00
                                                                          11148.00                           11451.00
                                                                          11354.00                           11701.00
3/31/98                                                                   11440.00                           11834.00
                                                                          11564.00                           11972.00
                                                                          11874.00                           12351.00
                                                                          11951.00                           12429.00
3/31/99                                                                   11992.00                           12534.00
                                                                          11812.00                           12321.00
                                                                          11856.00                           12422.00
                                                                          11862.00                           12411.00
3/31/00                                                                   12062.00                           12608.00
                                                                          12217.00                           12812.00
                                                                          12429.00                           13104.00
                                                                          12848.00                           13537.00
3/31/01                                                                   13089.00                           13888.00
                                                                          13186.00                           13988.00
                                                                          13489.00                           14373.00
                                                                          13400.00                           14239.00
3/31/02                                                                   13482.00                           14376.00
                                                                          13916.00                           14990.00
                                                                          14449.00                           15667.00
                                                                          14452.00                           15712.00
3/31/03                                                                   14561.00                           15894.00
                                                                          14826.00                           16316.00
                                                                          14867.00                           16404.00
                                                                          14980.00                           16568.00
3/31/04                                                                   15136.00                           16784.00

                                    Cumulative     Average Annual
                                   Total Return*   Total Return*
                   One Year            +3.95%          +3.95%
                   Five Years         +26.21%          +4.77%
                   Since
                   8/1/95(+)          +51.36%          +4.90%
                   * Excludes maximum sales charge of 2.00%.
                   + Sales charges have been waived since August
                     1, 1995.

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(A) Index returns are for periods beginning July 31, 1995.

36 ANNUAL REPORT TO SHAREHOLDERS

STATEMENT OF NET ASSETS

TAX-FREE INTERMEDIATE-TERM INCOME TRUST
March 31, 2004
(Amounts in Thousands)

                                                 Maturity
                                        Rate       Date      Par       Value
-----------------------------------------------------------------------------
Municipal Bonds -- 85.0%
Arizona -- 1.5%
  Salt River Project Agricultural
    Improvement and Power District,
    Arizona, Salt River Project
    Electric System Refunding Revenue
    Bonds, 2001 Series A                5.000%    1/1/11    $1,000    $ 1,125
                                                                      -------
California -- 2.8%
  State of California Various
    Purpose, GO Bonds                   5.000%    2/1/20     1,000      1,031
  The Regents of the University of
    California, General Revenue Bonds
    2003, Series A (AMBAC insured)      5.000%   5/15/13     1,000      1,128
                                                                      -------
                                                                        2,159
                                                                      -------
District of Columbia -- 1.5%
  District of Columbia Multimodal
    Revenue Bonds, MedStar Health,
    Inc. Issue (Georgetown University
    Hospital and Washington Hospital
    Center Projects), Series 2001D      6.875%   8/15/31     1,000      1,139
                                                                      -------
Florida -- 5.1%
  Seminole County, Florida, Water and
    Sewer Revenue Refunding and
    Improvement Bonds, Series 1992
    (MBIA insured)                      6.000%   10/1/12     1,000      1,201
  State of Florida, Full Faith and
    Credit, State Board of Education,
    Capital Outlay Bonds
      1995 Series A (Pre-refunded
         1/1/05)                        5.600%    1/1/08     1,000      1,044(A)
      2000 Series A                     5.500%    1/1/16     1,500      1,687
                                                                      -------
                                                                        3,932
                                                                      -------
Georgia -- 1.6%
  State of Georgia, GO Bonds, Series
    1997C                               6.250%    8/1/10     1,000      1,203
                                                                      -------

                                                ANNUAL REPORT TO SHAREHOLDERS 37


                                                 Maturity
                                        Rate       Date      Par       Value
-----------------------------------------------------------------------------
Kentucky -- 1.3%
  The Turnpike Authority of Kentucky,
    Economic Development Road Revenue
    and Revenue Refunding Bonds
    (Revitalization Projects), Series
    1993 (AMBAC insured)                5.300%    7/1/04    $1,000    $ 1,011
                                                                      -------
Louisiana -- 2.7%
  City of Lafayette, Louisiana,
    Public Improvement Sales Tax
    Bonds, Series 1999B (FGIC
    insured)                            7.000%    3/1/09       750        904
  City of New Orleans, Louisiana, GO
    Refunding Bonds, Series 1998
    (FGIC insured)                      5.500%   12/1/10     1,000      1,157
                                                                      -------
                                                                        2,061
                                                                      -------
Maryland -- 20.1%
  Anne Arundel County, Maryland, GO
    Bonds, Consolidated Solid Waste
    Projects, Series 1998 AMT           5.300%    2/1/17       450        472
  Frederick County, Maryland, GO
    Bonds, Public Facilities Bonds of
    2000                                5.000%   12/1/15     1,000      1,099
  Maryland Health and Higher
    Educational Facilities Authority,
    Refunding Revenue Bonds, Kennedy
    Kreiger Issue
      Series 1997                       5.200%    7/1/09       400        433
      Series 1997                       5.250%    7/1/10       400        430
      Series 1997                       5.125%    7/1/22     1,000      1,015
  Maryland Health and Higher
    Educational Facilities Authority,
    Refunding Revenue Bonds, MedStar
    Health Issue, Series 2004           5.750%   8/15/14       500        548
  Maryland Health and Higher
    Educational Facilities Authority,
    Revenue Bonds, Carroll County
    General Hospital Issue
      Series 2002                       5.125%    7/1/14       400        430
      Series 2002                       6.000%    7/1/21       535        589

38 ANNUAL REPORT TO SHAREHOLDERS

TAX-FREE INTERMEDIATE-TERM INCOME TRUST -- CONTINUED




                                                 Maturity
                                        Rate       Date      Par       Value
-----------------------------------------------------------------------------
Maryland -- Continued
  Maryland Health and Higher
    Educational Facilities Authority,
    Revenue Bonds, The Johns Hopkins
    Hospital Issue, Series 2001         5.000%   5/15/11    $1,000    $ 1,112
  Maryland Health and Higher
    Educational Facilities Authority,
    Revenue Bonds, University of
    Maryland Medical System Issue
      Series 2000                       6.125%    7/1/07       250        278
      Series 2001                       5.000%    7/1/10     1,000      1,101
  Maryland Transportation Authority,
    Airport Parking Revenue Bonds,
    Baltimore/ Washington
    International Airport Projects,
    Series 2002B AMT (AMBAC insured)    5.250%    3/1/12     1,000      1,105
  Maryland Transportation Authority,
    Transportation Facilities
    Projects, Revenue Bonds, Series
    1992                                5.700%    7/1/05     1,000      1,056
  Mayor and City Council of Baltimore
    (City of Baltimore, Maryland), GO
    Bonds, Consolidated Public
    Improvement Refunding Bonds of
    1995, Series A (FGIC insured)       0.000%   10/15/06      750        689(B)
  Northeast Maryland Waste Disposal
    Authority, Solid Waste Refunding
    Revenue Bonds (Montgomery County
    Solid Waste Disposal System),
    Series 2003 AMT (AMBAC insured)     5.500%    4/1/15     1,575      1,749
  State of Maryland, GO Bonds, State
    and Local Facilities
      Loan of 2000, First Series        5.500%    8/1/10     2,000      2,325
      Loan of 1998, First Series        5.000%    3/1/12     1,000      1,105
                                                                      -------
                                                                       15,536
                                                                      -------

                                                ANNUAL REPORT TO SHAREHOLDERS 39


                                                 Maturity
                                        Rate       Date      Par       Value
-----------------------------------------------------------------------------
Massachusetts -- 1.5%
  The Commonwealth of Massachusetts,
    GO Refunding Bonds, 1997 Series A
    (AMBAC insured)                     5.750%    8/1/10    $1,000    $ 1,169
                                                                      -------
Michigan -- 3.0%
  Williamston Community Schools
    School District, County of
    Ingham, State of Michigan, School
    Building and Site Bonds, Series
    1996 (MBIA insured)                 6.250%    5/1/09     2,000      2,356
                                                                      -------
New York -- 1.6%
  Dormitory Authority of the State of
    New York, New York University,
    Insured Revenue Bonds, Series
    1998A (MBIA insured)                6.000%    7/1/18     1,000      1,219
                                                                      -------
Pennsylvania -- 16.8%
  Central Bucks School District,
    Bucks County, Pennsylvania, GO
    Bonds, Series of 2002 (FGIC
    insured)                            5.500%   5/15/17     1,000      1,129
  City of Philadelphia, Pennsylvania,
    Gas Works Revenue Bonds,
    Seventeenth Series (FSA insured)    5.375%    7/1/19     2,000      2,217
  City of Reading, Bucks County,
    Pennsylvania, GO Bonds, Series of
    2002 (AMBAC insured)                5.875%   11/15/12    1,200      1,431
  Commonwealth of Pennsylvania, GO
    Bonds, Second Series of 1999        5.750%   10/1/14     2,000      2,318
  Pennsylvania Turnpike Commission,
    Oil Franchise Tax Subordinated
    Revenue Bonds, Series B of 2003
    (MBIA insured)                      5.250%   12/1/16     1,000      1,121
  The City of Philadelphia,
    Pennsylvania, Water and
    Wastewater Revenue Bonds
      Series 1993 (AMBAC insured)       5.625%   6/15/08     1,000      1,134
      Series 2001A (FGIC insured)       5.250%   11/1/17     1,000      1,108

40 ANNUAL REPORT TO SHAREHOLDERS

TAX-FREE INTERMEDIATE-TERM INCOME TRUST -- CONTINUED






                                                 Maturity
                                        Rate       Date      Par       Value
-----------------------------------------------------------------------------
Pennsylvania -- Continued
  The Pennsylvania IDA, Economic
    Development Revenue Bonds, Series
    2002 (AMBAC insured)                5.500%    7/1/20    $  500    $   558
  The Pennsylvania State University
    Bonds
    Series A of 1997                    5.000%   8/15/16     1,000      1,084
    Series 2004A                        5.000%    9/1/19       825        886
                                                                      -------
                                                                       12,986
                                                                      -------
Texas -- 12.4%
  Board of Regents of The University
    of Texas System, Refunding Bonds,
    Series 2004A                        5.000%    7/1/16     1,000      1,100
  City of Austin, Texas (Travis and
    Williamson Counties), Electric
    Utility System Revenue Refunding
    Bonds, Series 2002A (AMBAC
    insured)                            5.500%   11/15/13    2,000      2,331
  City of Houston, Texas, Public
    Improvement, Refunding Bonds,
    Series 1995C                        5.625%    4/1/10     1,000      1,045
  Dallas Area Rapid Transit, Senior
    Lien Sales Tax Revenue Bonds,
    Series 2001 (AMBAC insured)         5.375%   12/1/17     1,000      1,116
  Harris County, Texas, Permanent
    Improvement Refunding Bonds,
    Series 1996 (MBIA insured)          0.000%   10/1/17     1,000        542(B)
  Tarrant County, Texas, Health
    Facilities Development
    Corporation, Harris Methodist
    Health System,
    Revenue Bonds (FGIC insured)
      Series 1987A                      5.000%    9/1/15       250        279
      Series 1987B                      5.000%    9/1/15       855        953
  Texas Public Finance Authority,
    State of Texas, GO Refunding
    Bonds, Series 1998B                 5.125%   10/1/15     1,000      1,101

                                                ANNUAL REPORT TO SHAREHOLDERS 41

                                                 Maturity
                                        Rate       Date      Par       Value
-----------------------------------------------------------------------------
Texas -- Continued
  United Independent School District
    (Webb County, Texas), Unlimited
    Tax School Building Bonds, Series
    1995                                7.100%   8/15/06    $1,000    $ 1,126
                                                                      -------
                                                                        9,593
                                                                      -------
Virginia -- 7.0%
  Capital Region Airport Commission,
    Airport Revenue Refunding Bonds,
    Series 2004A (FSA insured)          5.000%    7/1/12     1,930      2,188
  Metropolitan Washington Airports
    Authority, Airport System Revenue
    Refunding Bonds, Series 1999A
    (FGIC insured)                      5.250%   10/1/12     1,000      1,083
  Virginia Housing Development
    Authority, Commonwealth Mortgage
    Bonds, 2001 Series D, Subseries
    D-3 AMT                             5.000%    1/1/15       870        929
  Virginia Resources Authority, Clean
    Water State Revolving Fund,
    Revenue Bonds, Series 1999          5.750%   10/1/13     1,000      1,166
                                                                      -------
                                                                        5,366
                                                                      -------
Washington -- 4.7%
  King County, Washington, Sewer
    Revenue Bonds, 1999 (Second
    Series) (FGIC insured)              6.000%    1/1/10     1,115      1,302
  State of Washington, Motor Vehicle
    Fuel Tax GO Bonds, Series 1997D     6.500%    1/1/07     1,045      1,173
  State of Washington, Various
    Purpose GO Bonds, Series 2000B      6.000%    1/1/11     1,000      1,160
                                                                      -------
                                                                        3,635
                                                                      -------

                                                ANNUAL REPORT TO SHAREHOLDERS 42

                                                 Maturity
                                        Rate       Date      Par       Value
-----------------------------------------------------------------------------
West Virginia -- 1.4%
  West Virginia Hospital Finance
    Authority, Hospital Revenue
    Refunding Bonds (West Virginia
    University Hospitals, Inc.), 2003
    Series A (FSA insured)              5.000%    6/1/07    $1,000    $ 1,092
                                                                      -------
Total Municipal Bonds (Identified Cost -- $61,223)                     65,582
-----------------------------------------------------------------------------
Variable Rate Demand Obligations -- 19.7%
Alaska -- 0.8%
  City of Valdez, Alaska, Marine
    Terminal Revenue Refunding Bonds
    (BP Pipelines (Alaska) Inc.
    Project), Series 2001 VRDN          1.120%    4/1/04       600        600(C)
                                                                      -------
Kentucky -- 7.8%
  Kentucky Economic Development
    Finance Authority, Hospital
    Revenue Bonds (Baptist Healthcare
    System Obligated Group)
      Series 1999 C VRDN                1.120%    4/1/04     3,100      3,100(C)
      Series 1999 B VRDN                1.020%    4/7/04     2,950      2,950(C)
                                                                      -------
                                                                        6,050
                                                                      -------
Mississippi -- 1.0%
  Jackson County, Mississippi, Port
    Facility Refunding Revenue Bonds
    (Chevron U.S.A. Inc. Project),
    Series 1993 VRDN                    1.120%    4/1/04       800        800(C)
                                                                      -------
South Carolina -- 1.3%
  Berkeley County, South Carolina,
    PCR Refunding Bonds (Amoco
    Chemical Company Project), Series
    1994 VRDN                           1.120%    4/1/04     1,000      1,000(C)
                                                                      -------

                                                ANNUAL REPORT TO SHAREHOLDERS 43




-----------------------------------------------------------------------------
Texas -- 8.0%
  Harris County Health Facilities
    Development Corporation, Variable
    Rate Revenue Bonds (St. Luke's
    Episcopal Hospital), Series 2001B
    VRDN                                1.120%    4/1/04    $1,980    $ 1,980(C)
  Harris County Health Facilities
    Development Corporation, Variable
    Rate Revenue Bonds (The Methodist
    Hospital), Series 2002 VRDN         1.120%    4/1/04     2,900      2,900(C)
  Southwest Higher Education
    Authority Incorporated (Southern
    Methodist University Project),
    Higher Education Revenue Bonds,
    Refunding Series 1985 VRDN          1.120%    4/1/04     1,300      1,300(C)
                                                                      -------
                                                                        6,180
                                                                      -------
Wyoming -- 0.8%
  Lincoln County, Wyoming, PCR Bonds
    (Exxon Project), Series 1984C
    VRDN                                0.960%    4/1/04       600        600(C)
                                                                      -------
Total Variable Rate Demand Obligations (Identified Cost --$15,230)     15,230
-----------------------------------------------------------------------------
Total Investments -- 104.7% (Identified Cost -- $76,453)               80,812
Other Assets Less Liabilities -- (4.7)%                                (3,658)
                                                                      -------

NET ASSETS -- 100.0%                                                  $77,154
                                                                      =======

44 ANNUAL REPORT TO SHAREHOLDERS

TAX-FREE INTERMEDIATE-TERM INCOME TRUST -- CONTINUED



ANNUAL REPORT TO SHAREHOLDERS


-----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in capital
  applicable to
  4,741 Primary Class shares
    outstanding                                                       $73,054
Accumulated net realized gain/(loss) on
  investments                                                            (259)
Unrealized appreciation/(depreciation) of
  investments                                                           4,359
                                                                      -------
NET ASSETS                                                            $77,154
                                                                      =======
NET ASSET VALUE AND REDEMPTION PRICE PER
  SHARE:(D)                                                            $16.27
                                                                      =======
-----------------------------------------------------------------------------

(A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.

(B) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(C) The rate shown is the rate as of March 31, 2004, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

(D) Sales charges have been waived since August 1, 1995. If the sales charges were in effect, the maximum offering price per share at March 31, 2004, would have been $16.60.

A Guide to Investment Abbreviations follows Sector Diversification.

See notes to financial statements.

                                                ANNUAL REPORT TO SHAREHOLDERS 45



STATEMENT OF OPERATIONS

TAX-FREE INTERMEDIATE-TERM INCOME TRUST
For the Year Ended March 31, 2004
(Amounts in Thousands)

-----------------------------------------------------------------------------
Investment Income:
  Interest                                                            $2,779
Expenses:
  Investment management fee                               $ 412
  Distribution and service fees                             187
  Audit and legal fees                                       34
  Custodian fees                                             70
  Registration fees                                          25
  Reports to shareholders                                    20
  Transfer agent and shareholder servicing expense           18
  Trustees' fees and expenses                                12
  Other expenses                                              5
                                                          -----
                                                            783
    Less: Fees waived                                      (258)
         Compensating balance credits                        (1)
                                                          -----
      Total expenses, net of waivers and compensating
         balance credits                                                 524
                                                                      ------
NET INVESTMENT INCOME                                                  2,255
Net Realized and Unrealized Gain/(Loss) on Investments:
  Realized gain/(loss) on investments                       (18)
  Change in unrealized appreciation/(depreciation) of
    investments                                             646
                                                          -----
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS                   628
-----------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                        $2,883
-----------------------------------------------------------------------------

See notes to financial statements.

46 ANNUAL REPORT TO SHAREHOLDERS


STATEMENT OF CHANGES IN NET ASSETS

TAX-FREE INTERMEDIATE-TERM INCOME TRUST
(Amounts in Thousands)

                                                     Years Ended
                                          ---------------------------------
                                             3/31/04             3/31/03
---------------------------------------------------------------------------
Change in Net Assets:
Net investment income                        $ 2,255             $ 2,307
Net realized gain/(loss) on investments          (18)                167
Change in unrealized
  appreciation/(depreciation) of
  investments                                    646               2,425
---------------------------------------------------------------------------
Change in net assets resulting from
  operations                                   2,883               4,899
Distributions to shareholders:
  From net investment income                  (2,255)             (2,306)
Change in net assets from Fund share
  transactions                                 2,238              12,429
---------------------------------------------------------------------------
Change in net assets                           2,866              15,022
Net Assets:
Beginning of year                             74,288              59,266
---------------------------------------------------------------------------
End of year                                  $77,154             $74,288
---------------------------------------------------------------------------
Undistributed net investment income          $    --             $    --
---------------------------------------------------------------------------

See notes to financial statements.

                                                ANNUAL REPORT TO SHAREHOLDERS 47


FINANCIAL HIGHLIGHTS

TAX-FREE INTERMEDIATE-TERM

  Contained below is per share operating performance data for a Primary Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

                                              Years Ended March 31,
                                 ------------------------------------------------
                                  2004      2003      2002      2001       2000
---------------------------------------------------------------------------------
Net asset value, beginning of
  year                            $16.13    $15.47    $15.66    $15.09     $15.68
                                 ------------------------------------------------
Investment operations:
  Net investment income              .49(A)    .56(A)    .65(A)    .68(A)     .67(A)
  Net realized and unrealized
    gain/(loss) on investments       .14       .66      (.18)      .57       (.59)
                                 ------------------------------------------------
  Total from investment
    operations                       .63      1.22       .47      1.25        .08
                                 ------------------------------------------------
Distributions:
  Net investment income             (.49)     (.56)     (.66)     (.68)      (.67)
                                 ------------------------------------------------
  Total distributions               (.49)     (.56)     (.66)     (.68)      (.67)
                                 ------------------------------------------------
Net asset value, end of year      $16.27    $16.13    $15.47    $15.66     $15.09
                                 ================================================
Ratios/supplemental data:
  Total return(B)                   3.95%     8.01%     3.00%     8.51%       .58%
  Total expenses to average net
    assets(C)                        .70%(A)   .70%(A)   .70%(A)   .70%(A)    .70%(A)
  Net expenses to average net
    assets(D)                        .70%(A)   .70%(A)   .70%(A)   .70%(A)    .70%(A)
  Net investment income to
    average net assets              3.01%(A)  3.52%(A)  4.16%(A)  4.48%(A)   4.40%(A)
  Portfolio turnover rate           18.5%     17.3%     17.8%     10.1%      35.6%
Net assets, end of year (in
  thousands)                     $77,154   $74,288   $59,266   $50,710    $55,641
---------------------------------------------------------------------------------

(A) Net of fees waived by LMFA in excess of voluntary expense limitations of 0.70% through August 1, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2004, 1.05%; 2003, 1.08%; 2002,
    1.10%; 2001, 1.08%; 2000, 1.02%.

(B) Excluding sales charge. Sales charges have been waived since August 1, 1995.

(C) This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described below.

(D) This ratio reflects expenses net of compensating balance credits and the voluntary expense waivers described below.

See notes to financial statements.

48 ANNUAL REPORT TO SHAREHOLDERS


NOTES TO FINANCIAL STATEMENTS

LEGG MASON TAX-FREE INCOME FUND
(Amounts in Thousands)

1. Significant Accounting Policies:

  The Legg Mason Tax-Free Income Fund ("Trust"), consisting of the Maryland Tax-Free Income Trust ("Maryland Tax-Free"), the Pennsylvania Tax-Free Income Trust ("Pennsylvania Tax-Free") and the Tax-Free Intermediate-Term Income Trust ("Tax-Free Intermediate") (each a "Fund"), is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company. All series of the Trust are non-diversified.

  Each Fund consists of two classes of shares: Primary Class and Institutional Class. The Institutional Classes of the Funds are not currently active.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

  Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Trustees and management. In determining fair value, the Board of Trustees and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

  Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by either of those Funds.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and

                                                ANNUAL REPORT TO SHAREHOLDERS 49


federal income tax purposes. At March 31, 2004, receivables for securities sold and payables for securities purchased for each Fund were:

                                      Receivable for           Payable for
                                      Securities Sold      Securities Purchased
-------------------------------------------------------------------------------
Maryland Tax-Free                             --                  $3,309
Pennsylvania Tax-Free                         --                   1,074
Tax-Free Intermediate                         --                   4,190

  For the year ended March 31, 2004, security transactions (excluding short-term investments) were:

                                          Purchases      Proceeds From Sales
----------------------------------------------------------------------------
Maryland Tax-Free                          $11,850             $18,182
Pennsylvania Tax-Free                       18,568              12,924
Tax-Free Intermediate                       13,361              10,874

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly. When available, net capital gain distributions are declared and paid annually in December. An additional distribution may be made to the extent necessary. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At March 31, 2004, accrued dividends payable were as follows: Maryland Tax-Free, $278; Pennsylvania Tax-Free, $113; and Tax-Free Intermediate, $99.

Other

  Compensating balance credits reflect credits earned on daily, uninvested cash balances at the custodian, and are used to reduce each Fund's expenses.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations

50 ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON TAX-FREE INCOME FUND -- CONTINUED


differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

  Distributions during the years ended March 31, 2004 and 2003, were characterized as follows for tax purposes:

                            Maryland            Pennsylvania            Tax-Free
                            Tax-Free              Tax-Free            Intermediate
                       -------------------   -------------------   -------------------
                       For the Years Ended   For the Years Ended   For the Years Ended
                       3/31/04    3/31/03    3/31/04    3/31/03    3/31/04    3/31/03
--------------------------------------------------------------------------------------
Ordinary income         $6,929     $7,074     $2,663     $2,925     $2,255     $2,306
Long-term capital
  gains                     --         --        539         --         --         --
                        ------     ------     ------     ------     ------     ------
Total distributions     $6,929     $7,074     $3,202     $2,925     $2,255     $2,306
                        ======     ======     ======     ======     ======     ======

  Pursuant to federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and March 31 of each year ("post-October loss") as occurring on the first day of the following tax year. For the year ended March 31, 2004, there were no realized capital losses reflected in the accompanying financial statements which will not be recognized for federal income tax purposes until the fiscal year ending March 31, 2005.

  The tax basis components of net assets at March 31, 2004, were:

                                       Maryland   Pennsylvania     Tax-Free
                                       Tax-Free     Tax-Free     Intermediate
-----------------------------------------------------------------------------
Unrealized appreciation                $ 12,608     $ 5,564        $ 4,385
Unrealized depreciation                     (15)        (10)           (26)
                                       --------     -------        -------
Net unrealized
  appreciation/(depreciation)            12,593       5,554          4,359
Undistributed ordinary income               387         117            102
Undistributed long-term capital gains       638         166             --
Capital loss carryforwards                   --          --           (259)
Other temporary differences                (282)       (117)          (102)
Paid-in capital                         156,405      74,337         73,054
                                       --------     -------        -------
Net assets                             $169,741     $80,057        $77,154
                                       ========     =======        =======

                                                ANNUAL REPORT TO SHAREHOLDERS 51



  The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. Maryland Tax-Free and Pennsylvania Tax-Free had no capital loss carryforwards. Tax-Free Intermediate had capital loss carryforwards of $12, $230, and $17, expiring in 2008, 2009, and 2012, respectively.

  For financial reporting purposes, capital accounts and distributions to shareholders may be adjusted to reflect the tax character of permanent book/tax differences. For the year ended March 31, 2004, the Funds recorded no permanent reclassifications.

  At March 31, 2004, the cost of investments for federal income tax purposes was:

  Maryland Tax-Free              $158,564
  Pennsylvania Tax-Free            74,598
  Tax-Free Intermediate            76,453

3. Transactions With Affiliates:

  The Trust has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to the agreement, LMFA provides the Funds with investment management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of each Fund's average daily net assets.

  LMFA has voluntarily agreed to waive its fees in any month to the extent a Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates. The following chart shows the annual rate of management fees, expense limits and their expiration dates, total management fees waived, and management fees payable for each Fund:

                                                                  Year Ended           At
                                                                March 31, 2004   March 31, 2004
                                                   Expense      --------------   --------------
                       Advisory    Expense       Limitation       Management       Management
        Fund             Fee      Limitation   Expiration Date   Fees Waived      Fees Payable
-----------------------------------------------------------------------------------------------
Maryland Tax-Free       0.55%       0.70%      August 1, 2004,       $413             $46
                                                or until net
                                                assets reach
                                                $200 million
Pennsylvania Tax-       0.55%       0.70%      August 1, 2004,        248               7
  Free                                          or until net
                                                assets reach
                                                $125 million
Tax-Free Intermediate   0.55%       0.70%      August 1, 2004,        258              14
                                                or until net
                                                assets reach
                                                $100 million

52 ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON TAX-FREE INCOME FUND -- CONTINUED


  Legg Mason Trust, fsb ("LM Trust") serves as investment adviser to each Fund pursuant to an advisory agreement with LMFA. LMFA (not the Funds) pays LM Trust a fee, computed daily and payable monthly, at an annual rate of 0.50% of each Fund's average daily net assets.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee, based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                                  At
                                                            March 31, 2004
                                                       ------------------------
                        Distribution      Service      Distribution and Service
Fund                        Fee             Fee              Fees Payable
-------------------------------------------------------------------------------
Maryland Tax-Free         0.125%          0.125%                 $36
Pennsylvania Tax-Free     0.125%          0.125%                  17
Tax-Free Intermediate     0.125%          0.125%                  16

  LM Fund Services, Inc. ("LMFS"), a registered transfer agent, has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS the following amounts for the year ended March 31,2004: Maryland Tax-Free, $16; Pennsylvania Tax-Free, $7; and Tax-Free Intermediate, $6.

  LMFA, LM Trust, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Line of Credit:

  The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. During the year ended March 31, 2004, the Funds made no borrowings under the Credit Agreement.

                                                ANNUAL REPORT TO SHAREHOLDERS 53


5. Fund Share Transactions:

  At March 31, 2004, there were unlimited shares authorized at $.001 par value for all Funds of the Trust. Share transactions were:

                                                     Maryland Tax-Free
                                                ---------------------------
                                                       Primary Class
                                                ---------------------------
                                                        Year Ended
                                                 3/31/04          3/31/03
---------------------------------------------------------------------------
Shares:
  Sold                                              1,964           1,554
  Reinvested                                          289             305
  Repurchased                                      (2,215)         (1,677)
                                                 --------        --------
  Net Change                                           38             182
                                                 ========        ========
Amount:
  Sold                                           $ 32,803        $ 25,472
  Reinvested                                        4,826           5,013
  Repurchased                                     (36,820)        (27,530)
                                                 --------        --------
  Net Change                                     $    809        $  2,955
                                                 ========        ========

                                                   Pennsylvania Tax-Free
                                                ---------------------------
                                                       Primary Class
                                                ---------------------------
                                                        Year Ended
                                                 3/31/04          3/31/03
---------------------------------------------------------------------------
Shares:
  Sold                                                842           1,032
  Reinvested                                          143             127
  Repurchased                                        (889)         (1,006)
                                                 --------        --------
  Net Change                                           96             153
                                                 ========        ========
Amount:
  Sold                                           $ 14,293        $ 17,030
  Reinvested                                        2,414           2,103
  Repurchased                                     (14,932)        (16,521)
                                                 --------        --------
  Net Change                                     $  1,775        $  2,612
                                                 ========        ========

54 ANNUAL REPORT TO SHAREHOLDERS



                                                   Tax-Free Intermediate
                                                ---------------------------
                                                       Primary Class
                                                ---------------------------
                                                        Year Ended
                                                 3/31/04          3/31/03
---------------------------------------------------------------------------
Shares:
  Sold                                              1,590           1,723
  Reinvested                                          101             103
  Repurchased                                      (1,555)         (1,051)
                                                 --------        --------
  Net Change                                          136             775
                                                 ========        ========
Amount:
  Sold                                           $ 25,719        $ 27,544
  Reinvested                                        1,635           1,638
  Repurchased                                     (25,116)        (16,753)
                                                 --------        --------
  Net Change                                     $  2,238        $ 12,429
                                                 ========        ========

                                                55 ANNUAL REPORT TO SHAREHOLDERS



REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of Legg Mason Tax-Free Income Fund and Shareholders of Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust and Tax-Free Intermediate-Term Income Trust:

  In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust and Tax-Free Intermediate-Term Income Trust (comprising Legg Mason Tax-Free Income Fund, hereafter referred to as the "Funds") at March 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
April 30, 2004

56 ANNUAL REPORT TO SHAREHOLDERS



TRUSTEES AND OFFICERS

  The table below provides information about each of the Fund's trustees and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each trustee and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

 ----------------------------------------------------------------------------------------------------
 NAME, POSITION(S) AND        NUMBER OF LEGG MASON
  YEAR FIRST ELECTED           FUNDS OVERSEEN AND                   PRINCIPAL OCCUPATION(S)
  WITH FUND, AND AGE           OTHER DIRECTORSHIPS                 DURING THE PAST FIVE YEARS
 ----------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES:(A)
 ----------------------------------------------------------------------------------------------------
 Lehman, Arnold L.      Director/Trustee of all Legg       Director of The Brooklyn Museum of Art
 Trustee since 1991(B)  Mason funds (consisting of 23      since 1997; Trustee of American Federation
 Age 59                 portfolios).                       of Arts since 1998. Formerly: Director of
                                                           The Baltimore Museum of Art (1979-1997).
 ----------------------------------------------------------------------------------------------------
 Masters, Robin J.W.    Director/Trustee of all Legg       Retired. Director of Bermuda SMARTRISK
 Trustee since 2002(B)  Mason funds (consisting of 23      (non- profit) since 2001. Formerly: Chief
 Age 47                 portfolios).                       Investment Officer of ACE Limited
                                                           (insurance) (1995-2000).
 ----------------------------------------------------------------------------------------------------
 McGovern, Jill E.      Director/Trustee of all Legg       Chief Executive Officer of The Marrow
 Trustee since 1991(B)  Mason funds (consisting of 23      Foundation since 1993. Formerly: Executive
 Age 59                 portfolios).                       Director of the Baltimore International
                                                           Festival (1991-1993); Senior Assistant to
                                                           the President of The Johns Hopkins
                                                           University (1986-1990).
 ----------------------------------------------------------------------------------------------------
 Mehlman, Arthur S.     Director/Trustee of all Legg       Retired. Director of The League for People
 Trustee since 2002(B)  Mason funds (consisting of 23      with Disabilities, Inc.; Director of
 Age 62                 portfolios).                       University of Maryland Foundation and
                                                           University of Maryland College Park
                                                           Foundation (non-profits). Formerly:
                                                           Partner, KPMG LLP (international
                                                           accounting firm) (1972-2002).
 ----------------------------------------------------------------------------------------------------
 O'Brien, G. Peter      Director/Trustee of all Legg       Trustee of Colgate University; President
 Trustee since 1999(B)  Mason funds (consisting of 23      of Hill House, Inc. (residential home
 Age 57                 portfolios); Director of the       care). Formerly: Managing Director, Equity
                        Royce Family of Funds (consisting  Capital Markets Group of Merrill Lynch &
                        of 20 portfolios); Director of     Co. (1971-1999).
                        Renaissance Capital Greenwich
                        Funds; and Director of Technology
                        Investment Capital Corp.
 ----------------------------------------------------------------------------------------------------
 Rowan, S. Ford         Director/Trustee of all Legg       Consultant, Rowan & Blewitt Inc.
 Trustee since 2002(B)  Mason funds (consisting of 23      (management consulting); Visiting
 Age 60                 portfolios).                       Associate Professor, George Washington
                                                           University since 2000; Director of Santa
                                                           Fe Institute (scientific research
                                                           institute) since 1999; Director of
                                                           Annapolis Center for Science-Based Public
                                                           Policy since 1995.
 ----------------------------------------------------------------------------------------------------

                                                ANNUAL REPORT TO SHAREHOLDERS 57


 ----------------------------------------------------------------------------------------------------
 NAME, POSITION(S) AND        NUMBER OF LEGG MASON
  YEAR FIRST ELECTED           FUNDS OVERSEEN AND                   PRINCIPAL OCCUPATION(S)
  WITH FUND, AND AGE           OTHER DIRECTORSHIPS                 DURING THE PAST FIVE YEARS
 ----------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES:(C)
 ----------------------------------------------------------------------------------------------------
 Curley, John F., Jr.   Chairman and Director/Trustee of   Chairman of the Board of all Legg Mason
 Chairman and Trustee   all Legg Mason funds (consisting   funds. Formerly: Vice Chairman and
 since 1991(B)          of 23 portfolios).                 Director of Legg Mason, Inc. and Legg
 Age 64                                                    Mason Wood Walker, Incorporated
                                                           (1982-1998); Director of Legg Mason Fund
                                                           Adviser, Inc. (1982-1998) and Western
                                                           Asset Management Company (1986-1998) (each
                                                           a registered investment adviser).
 ----------------------------------------------------------------------------------------------------
 Fetting, Mark R.       President and Director/Trustee of  Executive Vice President of Legg Mason,
 President since 2001;  all Legg Mason funds (consisting   Inc.; Director and/or officer of various
 Trustee since 2002(B)  of 23 portfolios); Director of     Legg Mason affiliates since 2000.
 Age 49                 the Royce Family of Funds          Formerly: Division President and Senior
                        (consisting of 20 portfolios).     Officer of Prudential Financial Group,
                                                           Inc. and related companies, including fund
                                                           boards and consulting services to
                                                           subsidiary companies (1991-2000); Partner,
                                                           Greenwich Associates; Vice President, T.
                                                           Rowe Price Group, Inc.
 ----------------------------------------------------------------------------------------------------
 EXECUTIVE OFFICERS:(D)
 ----------------------------------------------------------------------------------------------------
 Karpinski, Marie K.    Vice President and Treasurer of    Vice President and Treasurer of all Legg
 Vice President and     all Legg Mason funds (consisting   Mason funds; Vice President and Treasurer
 Treasurer since        of 23 portfolios).                 of Legg Mason Fund Adviser, Inc. and
 1991(B)                                                   Western Asset Funds, Inc.; Treasurer and
 Age 55                                                    Principal Financial and Accounting Officer
                                                           of Pacific American Income Shares, Inc.,
                                                           Western Asset Premier Bond Fund, Western
                                                           Asset/Claymore U.S. Treasury Inflation
                                                           Protected Securities Fund, and Western
                                                           Asset/Claymore U.S. Treasury Inflation
                                                           Protected Securities Fund 2.
 ----------------------------------------------------------------------------------------------------
 Merz, Gregory T.       Vice President, Secretary and      Vice President and Deputy General Counsel
 Vice President,        Chief Legal Officer of all Legg    of Legg Mason, Inc. since 2003. Formerly:
 Secretary              Mason funds (consisting of 23      Associate General Counsel, Fidelity
 and Chief Legal        portfolios)                        Investments (1993-2002); Senior Associate,
 Officer since 2003(B)                                     Debevoise & Plimpton (1985-1993).
 Age 45
 ----------------------------------------------------------------------------------------------------

              ADDITIONAL INFORMATION ABOUT THE FUNDS' TRUSTEES AND
              OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL
             INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY
  CALLING 1-800-822-5544, OR ON THE SECURITIES AND EXCHANGE COMMISSION WEBSITE
                              (http://www.sec.gov)
---------------

  (A) Each of the Independent Trustees serves on the standing committees of the Board of Trustees, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O'Brien and Jill McGovern), and the Independent Trustees Committee (chair: Arnold Lehman).

  (B) Trustees of the Funds serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Funds serve one-year terms, subject to annual reappointment by the Board of Trustees.

  (C) Mr. Curley and Mr. Fetting are considered to be interested persons (as defined in the 1940 Act) of the Fund by virtue of being both employees of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Fund, and as owners of common stock of Legg Mason, Inc.

  (D) Officers of the Funds are interested persons (as defined in the 1940 Act).

NOTES

                                                                           NOTES

NOTES

                                                                FUND INFORMATION

Investment Manager

   Legg Mason Fund Adviser, Inc.
   Baltimore, MD

Investment Adviser

   Legg Mason Trust, fsb
   Baltimore, MD

Board of Trustees

   John F. Curley, Jr., Chairman
   Mark R. Fetting, President
   Arnold L. Lehman
   Robin J.W. Masters
   Dr. Jill E. McGovern
   Arthur S. Mehlman
   G. Peter O'Brien
   S. Ford Rowan

Officers

   Marie K. Karpinski, Vice President and Treasurer
   Gregory T. Merz, Vice President, Secretary and Chief Legal Officer Erin K. Morris, Assistant Treasurer

Transfer and Shareholder Servicing Agent

   Boston Financial Data Services
   Braintree, MA

Custodian

   State Street Bank & Trust Company
   Boston, MA

Counsel

   Kirkpatrick & Lockhart LLP
   Washington, DC

Independent Auditors

   PricewaterhouseCoopers LLP
   Baltimore, MD

ABOUT THE LEGG MASON FUNDS

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

For more information about the differences between the fund share classes included in this report, contact a Legg Mason Financial Advisor.

Information about the policies and procedures that the Funds use to determine how to vote proxies relating to each Fund's portfolio securities is available in the Statement of Additional Information, available without charge by calling 1-800-822-5544 or on the Securities and Exchange Commission website (http://www.sec.gov).


This report is not to be distributed unless preceded or accompanied by a prospectus.


    LEGG MASON FUNDS                 LEGG MASON INSTITUTIONAL FUNDS
    For Primary Class Shareholders   For FI and I Class
    800-822-5544                     Shareholders
    www.leggmasonfunds.com           888-425-6432
                                     www.lminstitutionalfunds.com

                      LEGG MASON WOOD WALKER, INCORPORATED
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                  410-539-0000

LMF-030                                                  [LEGG MASON FUNDS LOGO]

Item 2 - Code of Ethics


        (a) Legg Mason Tax-Free Income Fund ("Registrant") has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant's President and Treasurer, a copy of which is attached as Exhibit 11(a)(1) to this Form N-CSR.

        (b)     Omitted.

        (c)     Not applicable.

        (d)     Not applicable.

        (e)     Not applicable.

Item 3 - Audit Committee Financial Expert

        The directors of the Registrant determined that its board has at least one audit committee financial expert serving on its Audit Committee.

        Mr. Arthur S. Mehlman is the audit committee financial expert. He is "independent".

Item 4 - Principal Accountant Fees and Services

        (a)     Audit Fees

                Fiscal Year Ended March 31, 2003 - $54,650
                Fiscal Year Ended March 31, 2004 - $60,590

        (b)     Audit-Related Fees

                There were no fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item (a) above.

                PricewaterhouseCoopers LLP did not bill fees for assurance and related services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant's last two fiscal years.

        (c)     Tax Fees

                Fiscal Year Ended March 31, 2003 - $2,400
                Fiscal Year Ended March 31, 2004 - $2,610

                Services include preparation of federal and state income tax returns and preparation of excise tax returns.

                PricewaterhouseCoopers LLP did not bill fees for tax services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant's last two fiscal years.

        (d)     All Other Fees

                There were no fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Items
                (a) or (c) above.

                PricewaterhouseCoopers LLP did not bill fees for services not included in Items 4(a) or (c) above that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant's last two fiscal years.

        (e) (1) The Audit Committee's only policy is delegation to its Chairperson of the authority to pre-approve items that require a decision prior to the next meeting of the Committee.

                (2) None

                PricewaterhouseCoopers LLP did not bill fees for services where pre-approval by the Audit Committee pursuant to paragraph
                (c)(7)(ii) of Rule 2-01 of Regulation S-X was waived pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant's last two fiscal years.

        (f)     Not applicable.

        (g)     Non-Audit Fees

                Fiscal Year Ended March 31, 2003 - $477,017
                Fiscal Year Ended March 31, 2004 - $474,477

                PricewaterhouseCoopers LLP did not bill fees for non-audit services rendered to the Registrant's investment advisor (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant during either of the last two fiscal years of the Registrant.

        (h) The members of the Registrant's Audit Committee have considered whether the non-audit services that were rendered by the Registrant's principal accountant to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining the principal accountant's independence.

Item 5 - Audit Committee of Listed Registrants

         Not applicable.

Item 6 - Schedule of Investments

         Not applicable.

Item 7 - Disclosure of Proxy Voting Policies and Procedures

         Not applicable.

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 9 - Submission of Matters to a Vote of Security Holders

         The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

Item 10 - Controls and Procedures

        (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.


        (b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.


Item 11 - Exhibits

        (a)     File the exhibits listed below as part of this Form.

        (a)(1)  The Registrant's code of ethics is attached hereto.

        (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

        (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax-Free Income Fund

By:  /s/ Mark R. Fetting
     -------------------

Mark R. Fetting
President
Legg Mason Tax-Free Income Fund

Date:  5/21/04


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Mark R. Fetting
     -------------------

Mark R. Fetting
President
Legg Mason Tax-Free Income Fund

Date:  5/21/04



By:  /s/ Marie K. Karpinski
     ----------------------

Marie K. Karpinski
Vice President and Treasurer
Legg Mason Tax-Free Income Fund

Date:  5/21/04